Transamerica Strategic Income

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 48.3%
Aerospace & Defense - 0.4%
ATI, Inc.
5.13%, 10/01/2031	$ 50,000	$ 50,079
7.25%, 08/15/2030	200,000	209,660
Boeing Co.
3.60%, 05/01/2034	46,000	41,871
5.15%, 05/01/2030	264,000	271,328
Embraer Netherlands Finance BV
5.40%, 01/09/2038	218,000	214,850
L3Harris Technologies, Inc.
5.25%, 06/01/2031	47,000	48,918
5.40%, 07/31/2033	41,000	42,691
Lockheed Martin Corp.
4.70%, 12/15/2031	62,000	63,769
Northrop Grumman Corp.
4.90%, 06/01/2034	329,000	333,389
		1,276,555
Automobile Components - 0.1%
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032 (A)	212,000	216,303
7.75%, 10/15/2033 (A)	110,000	113,160
		329,463
Automobiles - 0.4%
BMW U.S. Capital LLC
4.50%, 08/11/2030 (A)	24,000	24,096
Ford Motor Credit Co. LLC
6.05%, 11/05/2031	200,000	206,565
General Motors Co.
5.35%, 04/15/2028	52,000	53,312
General Motors Financial Co., Inc.
3.10%, 01/12/2032	30,000	27,479
5.60%, 06/18/2031	134,000	139,885
Hyundai Capital America
4.50%, 09/18/2030 (A)	56,000	56,020
4.85%, 03/25/2027 (A)	35,000	35,312
4.88%, 11/01/2027 (A)	66,000	66,897
5.40%, 06/23/2032 (A)	51,000	52,956
Hyundai Capital Services, Inc.
5.13%, 02/05/2027 - 02/05/2029 (B)	400,000	406,777
		1,069,299
Banks - 8.7%
ABQ Finance Ltd.
2.00%, 07/06/2026 (B)	400,000	396,385
Abu Dhabi Commercial Bank PJSC
Fixed until 09/10/2029, 5.36% (C), 03/10/2035 (B)	200,000	203,178
Banco de Credito e Inversiones SA
Fixed until 05/08/2029 (D), 8.75% (A)(C)	755,000	814,883
Banco General SA
4.13%, 08/07/2027 (B)	200,000	199,000
Banco Mercantil del Norte SA
Fixed until 05/20/2035 (D), 8.75% (A)(C)	1,500,000	1,623,198
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Banco Santander SA
Fixed until 05/21/2033 (D), 9.63% (C)	$ 800,000	$ 965,502
Bangkok Bank PCL
5.08%, 11/26/2035 (A)	300,000	298,867
Bank Muscat SAOG
4.85%, 10/01/2030 (B)	250,000	249,792
Bank of America Corp.
Fixed until 03/08/2032, 3.85% (C), 03/08/2037	423,000	397,112
Fixed until 04/27/2032, 4.57% (C), 04/27/2033	257,000	255,812
Fixed until 01/24/2030, 5.16% (C), 01/24/2031	335,000	345,431
Fixed until 08/15/2034, 5.43% (C), 08/15/2035	53,000	53,826
Fixed until 10/25/2034, 5.52% (C), 10/25/2035	174,000	177,585
Fixed until 09/15/2026, 5.93% (C), 09/15/2027	312,000	315,689
Bank of New York Mellon Corp.
Fixed until 02/11/2030, 4.94% (C), 02/11/2031	97,000	99,681
Bank of Nova Scotia
Fixed until 02/04/2032, 4.59% (C), 05/04/2037	94,000	92,039
BankUnited, Inc.
5.13%, 06/11/2030	82,000	82,431
Barclays PLC
Fixed until 09/10/2029, 4.94% (C), 09/10/2030	200,000	203,718
Fixed until 03/15/2035 (D), 7.63% (C)	1,000,000	1,077,780
BNP Paribas SA
Fixed until 08/16/2029 (D), 7.75% (A)(C)	1,000,000	1,062,113
BPCE SA
Fixed until 10/19/2041, 3.58% (C), 10/19/2042 (A)	250,000	187,807
CBQ Finance Ltd.
2.00%, 05/12/2026 (B)	400,000	397,646
Citigroup, Inc.
4.45%, 09/29/2027	73,000	73,471
Fixed until 09/19/2029, 4.54% (C), 09/19/2030	88,000	88,728
Fixed until 05/24/2032, 4.91% (C), 05/24/2033	312,000	315,269
Fixed until 09/11/2035, 5.17% (C), 09/11/2036	46,000	46,196
Fixed until 09/19/2034, 5.41% (C), 09/19/2039	133,000	132,953
Fixed until 02/15/2031 (D), 6.63% (C)	1,000,000	1,018,274
Citizens Financial Group, Inc.
Fixed until 07/23/2031, 5.72% (C), 07/23/2032	104,000	108,925
Cooperatieve Rabobank UA
4.88%, 01/21/2028	250,000	255,517
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Credit Agricole SA
Fixed until 05/27/2030, 5.22% (C), 05/27/2031 (A)	$ 250,000	$ 256,799
Credit Suisse Group AG
Fixed until 02/11/2027 (D), 5.25% (A)(C)(E)	1,667,000	400,080
9.75% (A)(D)(E)	1,000,000	240,000
First Abu Dhabi Bank PJSC
Fixed until 10/04/2028, 6.32% (C), 04/04/2034 (B)	200,000	207,501
First Citizens BancShares, Inc.
Fixed until 09/05/2030, 5.60% (C), 09/05/2035	62,000	62,062
Fixed until 12/12/2034, 6.25% (C), 03/12/2040	38,000	38,653
FNB Corp.
Fixed until 12/11/2029, 5.72% (C), 12/11/2030	140,000	143,185
Goldman Sachs Group, Inc.
Fixed until 07/21/2031, 2.38% (C), 07/21/2032	295,000	263,806
Fixed until 01/21/2028, 4.15% (C), 01/21/2029	160,000	160,111
Fixed until 05/01/2028, 4.22% (C), 05/01/2029	16,000	16,038
Fixed until 10/21/2030, 4.37% (C), 10/21/2031	48,000	47,726
Fixed until 10/23/2029, 4.69% (C), 10/23/2030	37,000	37,502
6.75%, 10/01/2037	51,000	56,618
HSBC Holdings PLC
Fixed until 09/10/2035, 5.74% (C), 09/10/2036 (F)	200,000	205,431
Fixed until 03/09/2028, 6.16% (C), 03/09/2029	200,000	207,927
Huntington Bancshares, Inc.
Fixed until 10/28/2035, 5.61% (C), 01/28/2041	334,000	332,385
ING Groep NV
Fixed until 05/16/2031 (D), 4.25% (C)	1,000,000	909,617
JPMorgan Chase & Co.
Fixed until 11/08/2031, 2.55% (C), 11/08/2032	346,000	311,745
Fixed until 05/01/2027, 3.54% (C), 05/01/2028	256,000	254,652
4.13%, 12/15/2026	65,000	65,155
Fixed until 10/22/2027, 4.51% (C), 10/22/2028	56,000	56,518
Fixed until 07/23/2035, 5.58% (C), 07/23/2036	59,000	60,609
Fixed until 10/23/2033, 6.25% (C), 10/23/2034	111,000	121,113
KeyCorp
Fixed until 04/04/2030, 5.12% (C), 04/04/2031 (F)	44,000	45,081
Fixed until 01/28/2036, 5.31% (C), 01/28/2037	38,000	38,043
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
KIB Sukuk Ltd.
Fixed until 10/16/2030, 5.54% (C), 04/16/2036 (B)	$ 300,000	$ 301,479
Kookmin Bank
4.50%, 02/01/2029 (B)	200,000	200,828
Lloyds Banking Group PLC
Fixed Until 06/05/2029, 5.72% (C), 06/05/2030	200,000	209,305
Fixed until 09/27/2035 (D), 6.63% (C)	400,000	396,834
M&T Bank Corp.
Fixed until 07/30/2030, 5.40% (C), 07/30/2035	45,000	45,469
Mashreqbank PSC
Fixed until 11/24/2027, 7.88% (C), 02/24/2033 (B)	200,000	210,095
Mitsubishi UFJ Financial Group, Inc.
Fixed until 02/22/2030, 5.48% (C), 02/22/2031	400,000	415,822
Mizuho Financial Group, Inc.
Fixed until 05/26/2034, 5.58% (C), 05/26/2035	200,000	208,716
Fixed until 07/06/2028, 5.78% (C), 07/06/2029	200,000	207,827
Morgan Stanley
Fixed until 09/16/2031, 2.48% (C), 09/16/2036	56,000	49,242
Fixed until 04/01/2030, 3.62% (C), 04/01/2031	262,000	254,386
Fixed until 10/18/2029, 4.65% (C), 10/18/2030	23,000	23,282
Fixed until 04/20/2032, 5.30% (C), 04/20/2037	29,000	29,476
Fixed until 01/18/2036, 5.31% (C), 01/18/2041	53,000	52,350
Fixed until 07/19/2034, 5.32% (C), 07/19/2035	45,000	46,143
Fixed until 02/07/2034, 5.94% (C), 02/07/2039	26,000	27,208
National Bank of Kuwait SAKP
Fixed until 11/10/2030, 5.25% (C), 02/10/2036 (B)	330,000	330,971
NatWest Group PLC
Fixed until 08/15/2029, 4.96% (C), 08/15/2030	200,000	204,190
Nordea Bank Abp
5.38%, 09/22/2027 (A)	200,000	204,522
Oversea-Chinese Banking Corp. Ltd.
Fixed until 06/15/2027, 4.60% (C), 06/15/2032 (B)	200,000	200,830
Fixed until 05/21/2029, 5.52% (C), 05/21/2034 (B)	200,000	206,697
Pinnacle Bank
Fixed until 01/15/2031, 5.96% (C), 01/15/2036	428,000	431,387
PNC Financial Services Group, Inc.
Fixed until 01/25/2036, 5.42% (C), 01/25/2041	23,000	22,979
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Regions Financial Corp.
Fixed until 09/06/2034, 5.50% (C), 09/06/2035	$ 45,000	$ 46,232
Fixed until 06/06/2029, 5.72% (C), 06/06/2030	60,000	62,647
7.38%, 12/10/2037	14,000	15,982
Royal Bank of Canada
Fixed until 03/27/2027, 4.72% (C), 03/27/2028	96,000	96,863
4.90%, 01/12/2028	154,000	157,098
Saudi Awwal Bank
Fixed until 09/04/2030, 5.95% (C), 09/04/2035 (B)	200,000	202,191
Shinhan Bank Co. Ltd.
4.50%, 03/26/2028 (B)	200,000	200,941
SNB Funding Ltd.
Fixed until 06/24/2030, 6.00% (C), 06/24/2035 (B)	200,000	204,675
Societe Generale SA
Fixed until 07/15/2035 (D), 7.13% (A)(C)(F)	600,000	598,155
Standard Chartered PLC
Fixed until 11/14/2035 (D), 7.00% (A)(C)	200,000	205,878
Sumitomo Mitsui Financial Group, Inc.
Fixed until 07/08/2032, 4.95% (C), 07/08/2033	200,000	203,261
Sumitomo Mitsui Trust Bank Ltd.
4.45%, 09/10/2027 (A)	200,000	201,704
Texas Capital Bancshares, Inc.
Fixed until 05/06/2026, 4.00% (C), 05/06/2031	155,000	153,896
Toronto-Dominion Bank
4.93%, 10/15/2035	48,000	47,873
Truist Bank
Fixed until 10/23/2028, 4.14% (C), 10/23/2029	250,000	249,854
U.S. Bancorp
Fixed until 11/03/2031, 2.49% (C), 11/03/2036	206,000	180,349
UBS Group AG
Fixed until 05/12/2027, 4.75% (C), 05/12/2028 (A)	275,000	277,218
Fixed until 04/12/2031 (D), 7.75% (A)(C)	413,000	442,860
United Overseas Bank Ltd.
Fixed until 10/07/2027, 3.86% (C), 10/07/2032 (B)	200,000	198,650
Walker & Dunlop, Inc.
6.63%, 04/01/2033 (A)	245,000	251,145
Webster Financial Corp.
Fixed until 09/11/2030, 5.78% (C), 09/11/2035	72,000	72,499
Wells Fargo & Co.
Fixed until 02/11/2030, 2.57% (C), 02/11/2031	53,000	49,531
Fixed until 10/30/2029, 2.88% (C), 10/30/2030	22,000	20,962
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co. (continued)
Fixed until 09/15/2028, 4.08% (C), 09/15/2029	$ 96,000	$ 95,916
Fixed until 01/23/2034, 5.50% (C), 01/23/2035	20,000	20,749
Western Alliance Bank
Fixed until 11/15/2030, 6.54% (C), 11/15/2035	100,000	101,264
		24,715,596
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	273,000	266,815
Becle SAB de CV
2.50%, 10/14/2031 (B)	200,000	173,553
Constellation Brands, Inc.
4.35%, 05/09/2027	24,000	24,093
PepsiCo, Inc.
1.95%, 10/21/2031	329,000	292,370
4.45%, 02/07/2028	65,000	65,933
4.65%, 07/23/2032	48,000	48,895
		871,659
Biotechnology - 0.3%
Amgen, Inc.
5.15%, 03/02/2028	278,000	284,581
BioMarin Pharmaceutical, Inc.
5.50%, 02/15/2034 (A)(G)	260,000	260,720
Gilead Sciences, Inc.
4.80%, 11/15/2029	65,000	66,771
5.10%, 06/15/2035	44,000	44,982
Royalty Pharma PLC
2.15%, 09/02/2031	122,000	107,794
5.15%, 09/02/2029	41,000	42,228
		807,076
Building Products - 0.5%
Carrier Global Corp.
3.38%, 04/05/2040	90,000	72,474
Cemex SAB de CV
5.20%, 09/17/2030 (B)	300,000	303,322
CRH SMW Finance DAC
5.20%, 05/21/2029	200,000	206,502
GCC SAB de CV
3.61%, 04/20/2032 (B)	200,000	187,110
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	43,000	38,802
Owens Corning
5.50%, 06/15/2027	41,000	41,789
St. Mary's Cement, Inc.
5.75%, 04/02/2034 (B)	200,000	207,027
Standard Industries, Inc.
3.38%, 01/15/2031 (A)	260,000	239,938
		1,296,964
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 0.1%
HA Sustainable Infrastructure Capital, Inc.
6.75%, 07/15/2035	$ 60,000	$ 62,893
Fixed until 03/01/2031, 8.00% (C), 06/01/2056	220,000	230,780
		293,673
Chemicals - 1.3%
CF Industries, Inc.
5.30%, 11/26/2035	65,000	65,253
Consolidated Energy Finance SA
5.63%, 10/15/2028 (A)	355,000	292,875
Dow Chemical Co.
5.65%, 03/15/2036 (F)	60,000	59,951
Eastman Chemical Co.
5.75%, 03/08/2033	148,000	155,055
Ecolab, Inc.
4.30%, 06/15/2028	27,000	27,269
5.25%, 01/15/2028	113,000	116,025
FMC Corp.
Fixed until 08/01/2030, 8.45% (C), 11/01/2055	1,500,000	1,203,044
GC Treasury Center Co. Ltd.
Fixed until 03/10/2035 (D), 7.13% (A)(C)	350,000	359,138
MEGlobal BV
2.63%, 04/28/2028 (B)	200,000	192,134
Methanex Corp.
5.25%, 12/15/2029	4,000	4,023
Methanex U.S. Operations, Inc.
6.25%, 03/15/2032 (A)	320,000	329,989
Minerals Technologies, Inc.
5.00%, 07/01/2028 (A)	250,000	248,125
Mosaic Co.
4.60%, 11/15/2030	49,000	49,134
Nutrien Ltd.
4.90%, 03/27/2028	122,000	124,193
5.20%, 06/21/2027	36,000	36,570
PPG Industries, Inc.
4.38%, 03/15/2031	72,000	71,784
Sociedad Quimica y Minera de Chile SA
5.50%, 09/10/2034 (B)	250,000	253,637
		3,588,199
Commercial Services & Supplies - 1.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029 (A)(F)	154,000	150,177
8.38%, 06/15/2032 (A)	65,000	66,867
Block, Inc.
6.00%, 08/15/2033 (A)	20,000	20,430
6.50%, 05/15/2032	150,000	155,843
Champions Financing, Inc.
8.75%, 02/15/2029 (A)(F)	270,000	261,918
Clean Harbors, Inc.
5.75%, 10/15/2033 (A)	245,000	250,304
DP World Ltd.
5.63%, 09/25/2048 (B)	200,000	193,264
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Entegris, Inc.
5.95%, 06/15/2030 (A)	$ 200,000	$ 204,078
EquipmentShare.com, Inc.
8.00%, 03/15/2033 (A)	302,000	318,550
8.63%, 05/15/2032 (A)	56,000	59,865
Garda World Security Corp.
6.50%, 01/15/2031 (A)	280,000	287,018
GFL Environmental Holdings U.S., Inc.
5.50%, 02/01/2034 (A)	155,000	155,357
Global Payments, Inc.
5.20%, 11/15/2032	50,000	50,062
5.55%, 11/15/2035	60,000	59,497
Herc Holdings, Inc.
7.00%, 06/15/2030 (A)	68,000	71,370
7.25%, 06/15/2033 (A)	185,000	195,788
Hertz Corp.
4.63%, 12/01/2026 (A)	52,000	49,112
12.63%, 07/15/2029 (A)	165,000	166,087
Mobius Merger Sub, Inc.
9.00%, 06/01/2030 (A)	315,000	185,905
Quanta Services, Inc.
2.35%, 01/15/2032	59,000	52,234
2.90%, 10/01/2030	12,000	11,249
5.10%, 08/09/2035	67,000	66,963
S&P Global, Inc.
2.70%, 03/01/2029	401,000	386,202
4.25%, 01/15/2031 (A)	37,000	36,937
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032 (A)	239,000	243,826
Triton Container International Ltd.
3.15%, 06/15/2031 (A)	425,000	388,733
Triton Container International Ltd./TAL International Container Corp.
5.15%, 02/15/2033	83,000	82,620
Veritiv Operating Co.
10.50%, 11/30/2030 (A)	210,000	224,857
VM Consolidated, Inc.
5.50%, 04/15/2029 (A)	290,000	285,155
Waste Management, Inc.
4.95%, 07/03/2027	82,000	83,329
WEX, Inc.
6.50%, 03/15/2033 (A)	236,000	240,876
		5,004,473
Communications Equipment - 2.3%
Altice Financing SA
5.00%, 01/15/2028 (A)	790,000	573,523
AT&T, Inc.
4.10%, 02/15/2028	343,000	343,819
4.75%, 04/30/2033	46,000	45,892
5.40%, 02/15/2034	20,000	20,640
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
Bell Telephone Co. of Canada or Bell Canada
Fixed until 06/15/2030, 6.88% (C), 09/15/2055	$ 185,000	$ 191,673
Fixed until 06/15/2035, 7.00% (C), 09/15/2055	316,000	331,430
Bharti Airtel Ltd.
3.25%, 06/03/2031 (B)	250,000	236,042
Cisco Systems, Inc.
5.10%, 02/24/2035	151,000	154,804
Connect Finco SARL/Connect U.S. Finco LLC
9.00%, 09/15/2029 (A)	400,000	424,547
Iliad Holding SAS
7.00%, 04/15/2032 (A)	604,000	619,076
Rogers Communications, Inc.
Fixed until 02/14/2030, 7.00% (C), 04/15/2055	95,000	98,541
Fixed until 02/14/2035, 7.13% (C), 04/15/2055	182,000	190,854
Sable International Finance Ltd.
7.13%, 10/15/2032 (A)	400,000	404,398
SoftBank Group Corp.
Fixed until 07/29/2035, 8.25% (C), 10/29/2065 (B)	425,000	395,850
STC Sukuk Co. II Ltd.
4.49%, 01/15/2031 (A)	310,000	309,414
TELUS Corp.
Fixed until 03/09/2036, 6.63% (C), 06/09/2056	900,000	904,022
T-Mobile USA, Inc.
3.38%, 04/15/2029	262,000	255,756
Verizon Communications, Inc.
4.02%, 12/03/2029	302,000	300,236
4.50%, 08/10/2033	100,000	98,214
5.25%, 04/02/2035	87,000	88,133
Viasat, Inc.
7.50%, 05/30/2031 (A)(F)	92,000	89,341
Xiaomi Best Time International Ltd.
2.88%, 07/14/2031 (B)	200,000	184,723
Zayo Group Holdings, Inc.
PIK Rate 0.50%, Cash Rate 5.75%, 03/09/2030 (A)(H)	37,362	36,482
PIK Rate 1.88%, Cash Rate 7.13%, 09/09/2030 (A)(H)	318,298	292,242
		6,589,652
Construction & Engineering - 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.88%, 08/01/2033 (A)	265,000	267,363
IHS Holding Ltd.
8.25%, 11/29/2031 (A)(F)	200,000	208,880
Lennar Corp.
5.20%, 07/30/2030	38,000	39,166
MasTec, Inc.
5.90%, 06/15/2029	58,000	60,676
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
Mattamy Group Corp.
4.63%, 03/01/2030 (A)	$ 226,000	$ 220,676
6.00%, 12/15/2033 (A)	70,000	68,780
		865,541
Consumer Staples Distribution & Retail - 1.1%
Arcos Dorados BV
6.38%, 01/29/2032 (B)	200,000	209,700
AutoNation, Inc.
4.45%, 01/15/2029	27,000	27,060
AutoZone, Inc.
5.10%, 07/15/2029	23,000	23,668
Brinker International, Inc.
8.25%, 07/15/2030 (A)	185,000	195,308
Darden Restaurants, Inc.
4.35%, 10/15/2027	33,000	33,175
FirstCash, Inc.
4.63%, 09/01/2028 (A)	280,000	277,953
Home Depot, Inc.
4.90%, 04/15/2029	43,000	44,237
Kohl's Corp.
5.13%, 05/01/2031	120,000	102,730
LBM Acquisition LLC
6.25%, 01/15/2029 (A)(F)	232,000	214,224
9.50%, 06/15/2031 (A)	180,000	189,561
McDonald's Corp.
4.80%, 08/14/2028	317,000	323,508
Murphy Oil USA, Inc.
4.75%, 09/15/2029	235,000	233,850
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	28,000	27,831
Park River Holdings, Inc.
8.00%, 03/15/2031 (A)	206,000	212,276
8.75%, 12/31/2030 (A)(F)	96,973	96,318
Petco Health & Wellness Co., Inc.
8.25%, 02/01/2031 (A)(G)	170,000	170,445
PetSmart LLC/PetSmart Finance Corp.
10.00%, 09/15/2033 (A)	275,000	286,154
QXO Building Products, Inc.
6.75%, 04/30/2032 (A)	169,000	174,151
Walmart, Inc.
3.95%, 09/09/2027	159,000	159,864
		3,002,013
Containers & Packaging - 0.6%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	190,000	173,680
AptarGroup, Inc.
4.75%, 03/30/2031	78,000	78,475
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.25%, 01/30/2031 (A)	200,000	205,534
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032 (A)	25,000	25,195
8.75%, 04/15/2030 (A)	299,000	299,214
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Crown Americas LLC
5.25%, 04/01/2030	$ 180,000	$ 183,646
5.88%, 06/01/2033 (A)	70,000	71,598
Iris Holding, Inc.
10.00%, 12/15/2028 (A)(F)	290,000	262,058
Packaging Corp. of America
5.70%, 12/01/2033	181,000	190,738
Silgan Holdings, Inc.
4.13%, 02/01/2028	180,000	178,399
Sonoco Products Co.
4.60%, 09/01/2029	66,000	66,561
5.00%, 09/01/2034 (F)	76,000	75,492
		1,810,590
Diversified REITs - 0.3%
American Tower Corp.
2.30%, 09/15/2031	58,000	51,641
4.70%, 12/15/2032	25,000	25,022
5.20%, 02/15/2029	119,000	122,376
Champion MTN Ltd.
2.95%, 06/15/2030 (B)	200,000	176,452
Crown Castle, Inc.
5.00%, 01/11/2028	113,000	114,762
5.60%, 06/01/2029	50,000	51,908
Weyerhaeuser Co.
4.00%, 04/15/2030	220,000	216,755
		758,916
Electric Utilities - 3.7%
AES Andes SA
Fixed until 03/10/2030, 8.15% (C), 06/10/2055 (A)	500,000	531,455
AES Corp.
5.80%, 03/15/2032	55,000	56,858
Ameren Corp.
5.70%, 12/01/2026	366,000	370,786
Berkshire Hathaway Energy Co.
3.25%, 04/15/2028	170,000	167,926
Clean Renewable Power Mauritius Pte. Ltd.
4.25%, 03/25/2027 (B)	231,000	226,778
Clearway Energy Operating LLC
3.75%, 01/15/2032 (A)	295,000	271,517
Cometa Energia SA de CV
6.38%, 04/24/2035 (B)	198,450	207,943
Commonwealth Edison Co.
5.95%, 06/01/2055	13,000	13,428
Consolidated Edison Co. of New York, Inc.
4.45%, 03/15/2044	68,000	59,102
Dhafrah Pv2 Energy Co. LLC
5.79%, 06/30/2053 (A)	200,000	202,737
Diamond II Ltd.
7.95%, 07/28/2026 (B)	250,000	249,994
DTE Energy Co.
4.88%, 06/01/2028	158,000	160,705
Duke Energy Corp.
2.45%, 06/01/2030	135,000	125,339
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Entergy Arkansas LLC
4.95%, 01/15/2036	$ 25,000	$ 24,946
EUSHI Finance, Inc.
Fixed until 09/15/2029, 7.63% (C), 12/15/2054	450,000	473,304
Evergy Kansas Central, Inc.
4.70%, 03/13/2028	17,000	17,223
FirstEnergy Pennsylvania Electric Co.
5.20%, 04/01/2028 (A)	100,000	102,185
Florida Power & Light Co.
5.15%, 06/15/2029	82,000	85,092
Kallpa Generacion SA
5.50%, 09/11/2035 (A)	200,000	200,212
Kentucky Power Co.
7.00%, 11/15/2033 (A)	105,000	114,186
Liberty Utilities Finance GP 1
2.05%, 09/15/2030 (A)	45,000	40,803
LLPL Capital Pte. Ltd.
6.88%, 02/04/2039 (B)	280,920	290,899
Minejesa Capital BV
4.63%, 08/10/2030 (B)	165,416	165,013
Narragansett Electric Co.
5.35%, 05/01/2034 (A)	47,000	48,310
National Rural Utilities Cooperative Finance Corp.
3.95%, 12/10/2027	216,000	216,483
4.12%, 09/16/2027	53,000	53,215
4.15%, 08/25/2028	22,000	22,105
4.75%, 02/07/2028	34,000	34,517
New York State Electric & Gas Corp.
5.85%, 08/15/2033 (A)	24,000	25,432
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/2027	33,000	33,378
5.30%, 03/15/2032	83,000	86,216
NRG Energy, Inc.
3.63%, 02/15/2031 (A)	535,000	499,798
5.75%, 01/15/2034 (A)	50,000	50,332
6.00%, 01/15/2036 (A)	25,000	25,261
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	45,000	43,942
Pacific Gas & Electric Co.
4.30%, 03/15/2045	45,000	35,786
PacifiCorp
Fixed until 06/17/2030, 7.38% (C), 09/15/2055	1,269,000	1,303,268
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (A)	315,000	311,968
PG&E Corp.
Fixed until 12/15/2029, 7.38% (C), 03/15/2055	1,000,000	1,032,049
PPL Capital Funding, Inc.
5.25%, 09/01/2034	25,000	25,494
Public Service Co. of Colorado
3.70%, 06/15/2028	300,000	298,340
Public Service Electric & Gas Co.
4.85%, 08/01/2034	22,000	22,126
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
SAEL Ltd.
7.80%, 07/31/2031 (B)	$ 181,260	$ 187,163
Sempra
Fixed until 01/01/2031, 6.38% (C), 04/01/2056	408,000	417,404
Talen Energy Supply LLC
6.25%, 02/01/2034 (A)	117,000	118,575
6.50%, 02/01/2036 (A)	187,000	191,721
Trans-Allegheny Interstate Line Co.
5.00%, 01/15/2031 (A)	37,000	38,033
Vistra Operations Co. LLC
4.30%, 10/15/2028 (A)	59,000	59,006
7.75%, 10/15/2031 (A)	295,000	312,146
Wisconsin Power & Light Co.
3.95%, 09/01/2032	84,000	80,884
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029 (A)(F)	375,000	386,956
7.75%, 04/15/2034 (A)	285,000	290,514
		10,408,853
Electrical Equipment - 0.1%
EnerSys
4.38%, 12/15/2027 (A)	230,000	228,313
WESCO Distribution, Inc.
6.38%, 03/15/2033 (A)	197,000	205,130
		433,443
Electronic Equipment, Instruments & Components - 0.5%
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/2032	122,000	126,562
5.60%, 05/29/2034	94,000	98,258
Amphenol Corp.
3.90%, 11/15/2028	47,000	46,991
4.13%, 11/15/2030	49,000	48,693
Honeywell International, Inc.
1.75%, 09/01/2031	19,000	16,644
Imola Merger Corp.
4.75%, 05/15/2029 (A)	235,000	231,223
Trimble, Inc.
6.10%, 03/15/2033	241,000	257,698
TTM Technologies, Inc.
4.00%, 03/01/2029 (A)	310,000	301,127
Tyco Electronics Group SA
4.88%, 02/09/2036 (G)	57,000	56,742
5.00%, 05/09/2035	65,000	65,623
Vontier Corp.
2.95%, 04/01/2031	189,000	173,345
		1,422,906
Energy Equipment & Services - 0.6%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (A)	170,000	170,428
6.63%, 09/01/2032 (A)	95,000	98,477
Archrock Services LP/Archrock Partners Finance Corp.
6.00%, 02/01/2034 (A)	45,000	44,966
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Greenko Power II Ltd.
4.30%, 12/13/2028 (B)	$ 209,000	$ 200,209
Greenko Wind Projects Mauritius Ltd.
7.25%, 09/27/2028 (B)	200,000	204,442
India Cleantech Energy
4.70%, 08/10/2026 (B)	189,750	188,526
India Green Power Holdings
4.00%, 02/22/2027 (B)	216,650	212,631
Kodiak Gas Services LLC
6.50%, 10/01/2033 (A)	54,000	55,311
6.75%, 10/01/2035 (A)	56,000	57,863
7.25%, 02/15/2029 (A)	265,000	274,862
WBI Operating LLC
6.25%, 10/15/2030 (A)	125,000	125,937
6.50%, 10/15/2033 (A)	90,000	90,851
		1,724,503
Financial Services - 2.2%
Air Lease Corp.
Fixed until 12/15/2026 (D), 4.13% (C)	110,000	108,976
Fixed until 06/15/2026 (D), 4.65% (C)	129,000	128,363
Aircastle Ltd.
Fixed until 06/15/2026 (D), 5.25% (A)(C)	180,000	179,757
Ally Financial, Inc.
6.70%, 02/14/2033 (F)	325,000	338,792
American Express Co.
Fixed until 07/20/2032, 4.92% (C), 07/20/2033	33,000	33,430
Fixed until 01/30/2030, 5.09% (C), 01/30/2031	54,000	55,478
Fixed until 02/16/2027, 5.10% (C), 02/16/2028	175,000	177,030
Fixed until 04/25/2035, 5.67% (C), 04/25/2036	39,000	40,853
Bread Financial Holdings, Inc.
6.75%, 05/15/2031 (A)	205,000	211,125
Caja de Compensacion de Asignacion Familiar de Los Andes
7.00%, 07/30/2029 (B)	200,000	210,910
Capital One Financial Corp.
3.75%, 07/28/2026	83,000	82,871
Charles Schwab Corp.
2.45%, 03/03/2027	21,000	20,708
Cobra AcquisitionCo LLC
6.38%, 11/01/2029 (A)	331,000	289,211
Credit Acceptance Corp.
6.63%, 03/15/2030 (A)	350,000	350,344
CS Treasury Management Services P Ltd.
9.00%, 06/05/2026 (A)(D)(I)	295,000	301,504
Equitable America Global Funding
4.30%, 12/15/2028 (A)	50,000	50,214
Focus Financial Partners LLC
6.75%, 09/15/2031 (A)	280,000	286,644
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
goeasy Ltd.
6.88%, 05/15/2030 - 02/15/2031 (A)	$ 160,000	$ 151,227
7.63%, 07/01/2029 (A)	218,000	215,858
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032 (A)	129,000	131,387
6.75%, 05/01/2033 (A)	29,000	30,164
7.13%, 04/30/2031 (A)	295,000	310,167
Mastercard, Inc.
4.35%, 01/15/2032	75,000	75,381
Muthoot Finance Ltd.
6.38%, 03/02/2030 (A)	200,000	205,157
Nomura Holdings, Inc.
Fixed until 07/15/2030 (D), 7.00% (C)	200,000	207,783
Phoenix Aviation Capital Ltd.
9.25%, 07/15/2030 (A)	265,000	277,727
Planet Financial Group LLC
10.50%, 12/15/2029 (A)	325,000	337,671
Power Finance Corp. Ltd.
3.75%, 12/06/2027 (B)	200,000	197,690
REC Ltd.
3.88%, 07/07/2027 (B)	200,000	198,722
RFNA LP
7.88%, 02/15/2030 (A)	225,000	226,649
Sammaan Capital Ltd.
7.50%, 10/16/2030 (B)	200,000	201,348
SURA Asset Management SA
6.35%, 05/13/2032 (B)	300,000	317,895
Synchrony Financial
5.15%, 03/19/2029	100,000	101,513
Fixed until 03/06/2030, 5.45% (C), 03/06/2031	28,000	28,542
VFH Parent LLC/Valor Co-Issuer, Inc.
7.50%, 06/15/2031 (A)	255,000	267,136
		6,348,227
Food Products - 1.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.50%, 03/31/2031 (A)	64,000	64,113
5.75%, 03/31/2034 (A)	311,000	305,860
6.25%, 03/15/2033 (A)	65,000	66,372
Gruma SAB de CV
5.39%, 12/09/2034 (B)	200,000	204,942
Hershey Co.
4.55%, 02/24/2028	208,000	211,305
Hormel Foods Corp.
4.80%, 03/30/2027	65,000	65,661
Indofood CBP Sukses Makmur Tbk. PT
3.54%, 04/27/2032 (B)	200,000	186,425
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
6.25%, 03/01/2056	200,000	201,918
Kellanova
7.45%, 04/01/2031	119,000	136,512
Kraft Heinz Foods Co.
5.20%, 03/15/2032	37,000	38,014
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Kroger Co.
5.00%, 09/15/2034	$ 35,000	$ 35,032
Land O'Lakes, Inc.
7.00%, 09/18/2028 (A)(D)	1,770,000	1,579,725
Mars, Inc.
4.65%, 04/20/2031 (A)	162,000	165,108
Performance Food Group, Inc.
5.50%, 10/15/2027 (A)	200,000	200,109
Sysco Corp.
5.10%, 09/23/2030	72,000	74,301
		3,535,397
Gas Utilities - 0.5%
AltaGas Ltd.
Fixed until 07/17/2034, 7.20% (C), 10/15/2054 (A)	1,000,000	1,040,041
Grupo Energia Bogota SA ESP
4.88%, 05/15/2030 (B)	250,000	246,901
KeySpan Gas East Corp.
5.99%, 03/06/2033 (A)	65,000	68,394
		1,355,336
Health Care Equipment & Supplies - 0.5%
Agilent Technologies, Inc.
2.30%, 03/12/2031	122,000	110,653
2.75%, 09/15/2029	94,000	89,845
Avantor Funding, Inc.
3.88%, 11/01/2029 (A)	250,000	240,060
Baxter International, Inc.
5.65%, 12/15/2035	30,000	30,255
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	100,000	102,832
Insulet Corp.
6.50%, 04/01/2033 (A)	268,000	278,909
Medline Borrower LP
3.88%, 04/01/2029 (A)	370,000	361,756
Thermo Fisher Scientific, Inc.
4.47%, 10/07/2032	47,000	47,095
5.00%, 01/31/2029	43,000	44,305
		1,305,710
Health Care Providers & Services - 0.8%
Cigna Group
2.38%, 03/15/2031	40,000	36,251
4.38%, 10/15/2028	41,000	41,337
Concentra Health Services, Inc.
6.88%, 07/15/2032 (A)	283,000	296,302
Elevance Health, Inc.
2.88%, 09/15/2029	152,000	145,236
HCA, Inc.
3.38%, 03/15/2029	12,000	11,728
3.50%, 09/01/2030	119,000	114,412
5.45%, 04/01/2031	47,000	48,864
5.50%, 03/01/2032	54,000	56,304
Humana, Inc.
4.88%, 04/01/2030	87,000	87,676
5.88%, 03/01/2033	442,000	457,557
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.
5.00%, 12/15/2034	$ 65,000	$ 65,570
Roche Holdings, Inc.
4.37%, 12/02/2032 (A)	200,000	199,702
Sotera Health Holdings LLC
7.38%, 06/01/2031 (A)	214,000	225,174
Tenet Healthcare Corp.
5.50%, 11/15/2032 (A)	297,000	300,058
6.00%, 11/15/2033 (A)	220,000	226,387
UnitedHealth Group, Inc.
4.90%, 04/15/2031	51,000	52,238
5.15%, 07/15/2034	53,000	54,072
		2,418,868
Health Care REITs - 0.0% *
National Health Investors, Inc.
5.35%, 02/01/2033	14,000	14,021
Hotel & Resort REITs - 0.1%
Service Properties Trust
Zero Coupon, 09/30/2028 (A)	10,000	9,052
8.88%, 06/15/2032	205,000	203,478
		212,530
Hotels, Restaurants & Leisure - 2.1%
Banijay Entertainment SAS
8.13%, 05/01/2029 (A)	200,000	207,812
Carnival Corp.
5.75%, 08/01/2032 (A)	30,000	30,811
6.13%, 02/15/2033 (A)	385,000	396,053
Champion Path Holdings Ltd.
4.85%, 01/27/2028 (B)	200,000	194,548
Flutter Treasury DAC
5.88%, 06/04/2031 (A)	210,000	212,720
Fortune Star BVI Ltd.
8.50%, 05/19/2028 (B)	300,000	309,680
Gohl Capital Ltd.
4.25%, 01/24/2027 (B)	200,000	199,147
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
5.00%, 06/01/2029 (A)	365,000	354,883
Light & Wonder International, Inc.
6.25%, 10/01/2033 (A)	245,000	248,062
Marriott International, Inc.
2.85%, 04/15/2031	164,000	152,199
5.50%, 04/15/2037	28,000	28,576
Melco Resorts Finance Ltd.
5.38%, 12/04/2029 (A)	225,000	222,679
5.38%, 12/04/2029 (B)	200,000	197,937
NCL Corp. Ltd.
5.88%, 01/15/2031 (A)	12,000	12,033
6.25%, 09/15/2033 (A)(F)	5,000	5,028
6.75%, 02/01/2032 (A)	10,000	10,248
7.75%, 02/15/2029 (A)	535,000	571,749
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.00%, 08/01/2030 (A)	$ 250,000	$ 240,095
Royal Caribbean Cruises Ltd.
6.00%, 02/01/2033 (A)	335,000	345,321
Sands China Ltd.
2.85%, 03/08/2029	200,000	190,659
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029 (A)	300,000	293,285
Station Casinos LLC
6.63%, 03/15/2032 (A)	252,000	257,753
Studio City Finance Ltd.
5.00%, 01/15/2029 (B)	250,000	242,193
6.50%, 01/15/2028 (B)	200,000	200,058
Travel & Leisure Co.
4.50%, 12/01/2029 (A)	155,000	151,097
6.13%, 09/01/2033 (A)	210,000	212,231
Voyager Parent LLC
9.25%, 07/01/2032 (A)	265,000	281,515
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	265,000	186,163
		5,954,535
Industrial REITs - 0.1%
FIBRA Prologis
5.63%, 01/14/2038 (A)	200,000	196,940
Goodman U.S. Finance Six LLC
5.13%, 10/07/2034 (A)	27,000	27,031
		223,971
Insurance - 1.8%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032 (A)	293,000	300,384
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/2031 (A)	245,000	251,823
Aon North America, Inc.
5.30%, 03/01/2031	303,000	315,411
Arthur J Gallagher & Co.
5.45%, 07/15/2034	190,000	196,284
Assurant, Inc.
5.55%, 02/15/2036	60,000	60,858
Asurion LLC & Asurion Co-Issuer, Inc.
8.00%, 12/31/2032 (A)	445,000	464,938
8.38%, 02/01/2034 (A)	185,000	187,028
Athene Global Funding
5.32%, 11/13/2031 (A)	115,000	117,006
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031 (A)	129,000	132,654
Chubb INA Holdings LLC
4.65%, 08/15/2029	119,000	121,715
Global Atlantic Finance Co.
Fixed until 07/15/2029, 7.95% (C), 10/15/2054 (A)	700,000	723,540
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/2031 (A)	$ 265,000	$ 274,082
Liberty Mutual Group, Inc.
4.30%, 02/01/2061 (A)	1,822,000	1,217,397
Manulife Financial Corp.
4.99%, 12/11/2035	42,000	41,938
Marsh & McLennan Cos., Inc.
4.55%, 11/08/2027	56,000	56,613
Northwestern Mutual Global Funding
4.35%, 09/15/2027 (A)	47,000	47,377
Panther Escrow Issuer LLC
7.13%, 06/01/2031 (A)	270,000	278,080
Unum Group
5.25%, 12/15/2035	36,000	35,719
Willis North America, Inc.
4.55%, 03/15/2031	52,000	51,965
4.65%, 06/15/2027	105,000	105,816
		4,980,628
Internet & Catalog Retail - 1.2%
Alibaba Group Holding Ltd.
4.00%, 12/06/2037	200,000	183,671
Alphabet, Inc.
0.80%, 08/15/2027	331,000	317,626
5.35%, 11/15/2045	90,000	88,790
Amazon.com, Inc.
3.90%, 11/20/2028	115,000	115,412
4.10%, 11/20/2030	76,000	76,007
Gen Digital, Inc.
6.25%, 04/01/2033 (A)	33,000	33,159
7.13%, 09/30/2030 (A)	220,000	225,483
GrubHub Holdings, Inc.
PIK Rate 7.00%, Cash Rate 0.00%, 07/31/2030 (A)(H)	327,360	267,891
ION Platform Finance U.S., Inc./ION Platform Finance SARL
4.63%, 05/01/2028 (A)	270,000	251,949
5.75%, 05/15/2028 (A)	270,000	256,005
Match Group Holdings II LLC
3.63%, 10/01/2031 (A)	48,000	43,467
4.13%, 08/01/2030 (A)	138,000	130,073
6.13%, 09/15/2033 (A)	130,000	130,483
Meituan
4.63%, 10/02/2029 (A)	200,000	201,396
Netflix, Inc.
4.88%, 04/15/2028	170,000	173,529
Prosus NV
4.99%, 01/19/2052 (B)	200,000	160,445
Rakuten Group, Inc.
Fixed until 04/22/2026 (D), 5.13% (B)(C)	350,000	348,868
Uber Technologies, Inc.
4.80%, 09/15/2035	21,000	20,776
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Catalog Retail (continued)
Wayfair LLC
6.75%, 11/15/2032 (A)	$ 245,000	$ 253,225
		3,278,255
IT Services - 0.4%
Accenture Capital, Inc.
4.50%, 10/04/2034	43,000	42,290
Apple, Inc.
1.40%, 08/05/2028	361,000	341,780
Booz Allen Hamilton, Inc.
4.00%, 07/01/2029 (A)(F)	51,000	50,085
5.95%, 04/15/2035 (F)	74,000	76,138
Dell International LLC/EMC Corp.
4.35%, 02/01/2030	100,000	99,910
4.75%, 04/01/2028	83,000	84,173
Hewlett Packard Enterprise Co.
4.40%, 10/15/2030	47,000	46,770
IBM International Capital Pte. Ltd.
4.75%, 02/05/2031	166,000	168,873
International Business Machines Corp.
4.60%, 02/03/2033	100,000	99,843
Kyndryl Holdings, Inc.
3.15%, 10/15/2031	50,000	45,560
Seagate Data Storage Technology Pte. Ltd.
4.13%, 01/15/2031 (A)	2,000	1,905
8.50%, 07/15/2031 (A)	150,000	158,729
		1,216,056
Machinery - 0.6%
AGCO Corp.
5.45%, 03/21/2027	86,000	87,142
Caterpillar Financial Services Corp.
3.95%, 11/14/2028	131,000	131,436
4.10%, 08/15/2028	59,000	59,472
4.40%, 03/03/2028	52,000	52,641
Caterpillar, Inc.
1.90%, 03/12/2031	385,000	347,320
CNH Industrial Capital LLC
4.50%, 10/16/2030	51,000	51,058
5.10%, 04/20/2029	295,000	302,272
Deere & Co.
5.45%, 01/16/2035	264,000	277,984
Deere Funding Canada Corp.
4.15%, 10/09/2030	48,000	47,911
John Deere Capital Corp.
1.45%, 01/15/2031	190,000	167,811
4.40%, 09/08/2031	75,000	75,727
4.55%, 06/05/2030	9,000	9,152
4.90%, 03/07/2031	41,000	42,285
nVent Finance SARL
2.75%, 11/15/2031	134,000	120,155
Otis Worldwide Corp.
5.13%, 09/04/2035	33,000	33,466
		1,805,832
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 1.6%
Belo Corp.
7.75%, 06/01/2027	$ 200,000	$ 207,984
Cable One, Inc.
4.00%, 11/15/2030 (A)(F)	262,000	190,698
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/2034 (A)(F)	290,000	244,960
4.75%, 03/01/2030 (A)	345,000	329,579
7.00%, 02/01/2033 (A)	150,000	151,449
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	166,000	149,640
3.50%, 06/01/2041	76,000	54,391
Comcast Corp.
5.17%, 01/15/2037 (A)	123,000	120,977
Cox Communications, Inc.
5.45%, 09/01/2034 (A)	62,000	60,739
5.70%, 06/15/2033 (A)	40,000	40,369
CSC Holdings LLC
4.13%, 12/01/2030 (A)	235,000	142,505
6.50%, 02/01/2029 (A)	445,000	284,932
Neptune Bidco U.S., Inc.
9.29%, 04/15/2029 (A)	477,000	489,786
Paramount Global
Fixed until 02/28/2027, 6.25% (C), 02/28/2057	323,000	293,526
Sirius XM Radio LLC
3.88%, 09/01/2031 (A)(F)	405,000	369,909
Sunrise FinCo I BV
4.88%, 07/15/2031 (A)	400,000	383,128
Univision Communications, Inc.
8.50%, 07/31/2031 (A)	405,000	422,357
9.38%, 08/01/2032 (A)	115,000	123,815
Virgin Media Finance PLC
5.00%, 07/15/2030 (A)	600,000	524,263
		4,585,007
Metals & Mining - 1.6%
Anglo American Capital PLC
2.88%, 03/17/2031 (B)	200,000	184,904
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030	200,000	192,269
Antofagasta PLC
5.63%, 09/09/2035 (A)	200,000	205,226
Capstone Copper Corp.
6.75%, 03/31/2033 (A)	237,000	245,586
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032 (A)	405,000	415,626
7.38%, 05/01/2033 (A)	10,000	10,435
7.63%, 01/15/2034 (A)	90,000	94,259
Commercial Metals Co.
3.88%, 02/15/2031	200,000	189,842
5.75%, 11/15/2033 (A)	25,000	25,417
6.00%, 12/15/2035 (A)	50,000	51,086
Corp. Nacional del Cobre de Chile
5.53%, 01/30/2037 (A)	200,000	201,000
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Fortescue Treasury Pty. Ltd.
4.38%, 04/01/2031 (A)	$ 213,000	$ 205,801
Hudbay Minerals, Inc.
6.13%, 04/01/2029 (A)	180,000	181,645
Industrias Penoles SAB de CV
4.75%, 08/06/2050 (B)	200,000	169,428
Minera Mexico SA de CV
5.63%, 02/12/2032 (A)	200,000	207,030
Mineral Resources Ltd.
7.00%, 04/01/2031 (A)	45,000	47,293
9.25%, 10/01/2028 (A)	476,000	499,995
9.25%, 10/01/2028 (B)	65,000	68,277
NCIG Holdings Pty. Ltd.
12.50% (I), 08/26/2031 (B)	200,000	214,688
Novelis Corp.
6.38%, 08/15/2033 (A)	243,000	247,528
South32 Treasury Ltd.
4.35%, 04/14/2032 (A)	192,000	187,135
Steel Dynamics, Inc.
4.00%, 12/15/2028	35,000	34,950
5.38%, 08/15/2034	41,000	42,092
Vale Overseas Ltd.
6.40%, 06/28/2054	200,000	205,646
Vedanta Resources Finance II PLC
10.88%, 09/17/2029 (B)	200,000	214,252
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc.
5.85%, 05/13/2032 (A)	200,000	208,697
		4,550,107
Mortgage Real Estate Investment Trusts - 0.4%
Arbor Realty SR, Inc.
7.88%, 07/15/2030 (A)	360,000	330,245
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/2029 (A)	217,000	232,607
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/2029 (A)	250,000	247,914
Starwood Property Trust, Inc.
6.50%, 07/01/2030 (A)	240,000	249,927
		1,060,693
Oil, Gas & Consumable Fuels - 5.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028 (A)	150,000	150,060
BP Capital Markets America, Inc.
3.54%, 04/06/2027	211,000	210,412
Cheniere Energy Partners LP
5.55%, 10/30/2035 (A)	38,000	38,866
Chevron Corp.
2.24%, 05/11/2030	324,000	300,804
Comstock Resources, Inc.
5.88%, 01/15/2030 (A)	245,000	239,046
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Crescent Energy Finance LLC
7.63%, 04/01/2032 (A)	$ 193,000	$ 191,433
7.88%, 04/15/2032 (A)	190,000	189,037
DBR Land Holdings LLC
6.25%, 12/01/2030 (A)	205,000	209,998
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.38%, 06/30/2033 (A)	280,000	287,930
8.63%, 03/15/2029 (A)	79,000	82,620
Diamondback Energy, Inc.
5.40%, 04/18/2034	204,000	208,910
EIG Pearl Holdings SARL
3.55%, 08/31/2036 (B)	196,690	180,959
Enbridge, Inc.
4.60%, 06/20/2028	27,000	27,373
Energy Transfer LP
4.95%, 05/15/2028	170,000	172,752
5.35%, 01/15/2036	43,000	42,954
Fixed until 02/15/2029, 8.00% (C), 05/15/2054	1,000,000	1,068,591
Enterprise Products Operating LLC
4.60%, 01/15/2031	34,000	34,427
EOG Resources, Inc.
4.40%, 01/15/2031	75,000	75,128
Excelerate Energy LP
8.00%, 05/15/2030 (A)	270,000	288,733
Expand Energy Corp.
4.75%, 02/01/2032	71,000	70,350
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040 (B)	259,914	220,230
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/2033	15,000	15,655
8.88%, 04/15/2030	345,000	363,081
GNL Quintero SA
4.63%, 07/31/2029 (B)	188,320	188,908
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (B)	200,000	207,249
Harvest Midstream I LP
7.50%, 05/15/2032 (A)	445,000	464,804
HF Sinclair Corp.
5.00%, 02/01/2028	32,000	31,995
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031 (A)	483,000	466,448
6.25%, 04/15/2032 (A)	50,000	47,955
7.25%, 02/15/2035 (A)	15,000	14,515
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032 (A)	300,000	316,892
ITT Holdings LLC
6.50%, 08/01/2029 (A)	475,000	457,943
KazMunayGas National Co. JSC
3.50%, 04/14/2033 (B)	200,000	180,973
6.38%, 10/24/2048 (B)	200,000	200,467
Kinder Morgan, Inc.
5.40%, 02/01/2034	442,000	457,181
Mongolian Mining Corp.
8.44%, 04/03/2030 (B)	200,000	206,457
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
MPLX LP
4.80%, 02/15/2031	$ 77,000	$ 77,835
Murphy Oil Corp.
6.50%, 02/15/2034	255,000	254,079
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029 (A)	95,000	98,584
8.38%, 02/15/2032 (A)	250,000	261,665
Northern Oil & Gas, Inc.
7.88%, 10/15/2033 (A)	260,000	262,501
NuStar Logistics LP
6.38%, 10/01/2030 (F)	120,000	125,730
Occidental Petroleum Corp.
6.13%, 01/01/2031	290,000	306,668
6.45%, 09/15/2036	38,000	40,534
ONEOK, Inc.
4.75%, 10/15/2031	94,000	94,422
ORLEN SA
6.00%, 01/30/2035 (B)	200,000	210,164
Pertamina Hulu Energi PT
5.25%, 05/21/2030 (A)	200,000	203,394
Petroleos Mexicanos
10.00%, 02/07/2033 (F)	727,000	847,518
Phillips 66 Co.
Fixed until 12/15/2035, 6.20% (C), 03/15/2056	667,000	670,620
Plains All American Pipeline LP/PAA Finance Corp.
5.60%, 01/15/2036	26,000	26,379
Raizen Fuels Finance SA
6.45%, 03/05/2034 (B)	200,000	164,000
Santos Finance Ltd.
5.75%, 11/13/2035 (A)	27,000	27,076
Saudi Arabian Oil Co.
5.88%, 07/17/2064 (A)	200,000	190,250
Shell Finance U.S., Inc.
4.13%, 11/06/2030	39,000	38,938
SM Energy Co.
8.63%, 11/01/2030 (A)	133,000	140,664
9.63%, 06/15/2033 (A)	80,000	87,495
Sunoco LP
5.63%, 03/15/2031 (A)	35,000	35,215
5.88%, 03/15/2034 (A)	335,000	335,892
Talos Production, Inc.
9.38%, 02/01/2031 (A)	181,000	191,743
Targa Resources Corp.
5.40%, 07/30/2036	24,000	24,041
Thaioil Treasury Center Co. Ltd.
Fixed until 01/15/2031 (D), 6.10% (A)(C)	200,000	200,712
TotalEnergies Capital USA LLC
4.25%, 01/13/2031	50,000	50,001
TransCanada PipeLines Ltd.
Fixed until 03/01/2030, 7.00% (C), 06/01/2065	1,000,000	1,033,205
Transportadora de Gas del Peru SA
4.25%, 04/30/2028 (B)	120,000	119,977
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Valaris Ltd.
8.38%, 04/30/2030 (A)	$ 250,000	$ 261,228
Venture Global LNG, Inc.
8.38%, 06/01/2031 (A)	511,000	522,658
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (A)	10,000	10,293
6.50%, 06/15/2034 (A)	53,000	54,888
7.50%, 05/01/2033 (A)	28,000	30,698
7.75%, 05/01/2035 (A)	242,000	269,855
Warrior Met Coal, Inc.
7.88%, 12/01/2028 (A)	50,000	50,875
Western Midstream Operating LP
5.50%, 12/15/2035	25,000	24,892
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029 (A)	236,000	239,254
Williams Cos., Inc.
3.75%, 06/15/2027	85,000	84,776
5.65%, 03/15/2033	60,000	62,741
Woodside Finance Ltd.
5.40%, 05/19/2030	106,000	109,073
		15,751,669
Paper & Forest Products - 0.2%
Georgia-Pacific LLC
0.95%, 05/15/2026 (A)	50,000	49,595
4.40%, 06/30/2028 (A)	24,000	24,253
Inversiones CMPC SA
6.13%, 02/26/2034 (A)(F)	200,000	205,089
Suzano Netherlands BV
5.50%, 01/15/2036	200,000	199,132
		478,069
Passenger Airlines - 0.3%
Air Canada
3.88%, 08/15/2026 (A)	165,000	164,374
American Airlines, Inc.
7.25%, 02/15/2028 (A)	345,000	351,236
British Airways Pass-Through Trust
2.90%, 09/15/2036 (A)	15,174	13,874
Southwest Airlines Co.
5.25%, 11/15/2035	102,000	99,843
United Airlines Holdings, Inc.
5.38%, 03/01/2031 (G)	49,000	49,487
United Airlines, Inc.
4.63%, 04/15/2029 (A)	175,000	174,837
		853,651
Personal Care Products - 0.3%
Edgewell Personal Care Co.
4.13%, 04/01/2029 (A)	310,000	297,188
Kenvue, Inc.
4.85%, 05/22/2032	50,000	51,039
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032	255,000	250,799
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Personal Care Products (continued)
Procter & Gamble Co.
2.85%, 08/11/2027	$ 225,000	$ 222,714
3.95%, 01/26/2028	76,000	76,589
		898,329
Pharmaceuticals - 1.1%
AbbVie, Inc.
3.20%, 11/21/2029	312,000	302,690
4.95%, 03/15/2031	58,000	59,925
Astrazeneca Finance LLC
4.85%, 02/26/2029	94,000	96,450
4.88%, 03/03/2028	76,000	77,613
4.90%, 03/03/2030	76,000	78,314
Becton Dickinson & Co.
4.30%, 08/22/2032	58,000	57,132
4.69%, 02/13/2028	71,000	71,940
Bristol-Myers Squibb Co.
5.75%, 02/01/2031	181,000	193,267
Cardinal Health, Inc.
4.50%, 09/15/2030	34,000	34,262
Cencora, Inc.
5.13%, 02/15/2034	23,000	23,547
CVS Health Corp.
5.13%, 07/20/2045	164,000	147,318
5.55%, 06/01/2031	97,000	101,421
Fixed until 12/10/2029, 7.00% (C), 03/10/2055	262,000	274,221
Eli Lilly & Co.
3.10%, 05/15/2027	22,000	21,856
4.75%, 02/12/2030	53,000	54,411
GlaxoSmithKline Capital, Inc.
4.50%, 04/15/2030	50,000	50,802
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/2029 (A)	355,000	336,892
12.25%, 04/15/2029 (A)	305,000	327,921
McKesson Corp.
4.95%, 05/30/2032	87,000	89,467
Merck & Co., Inc.
4.30%, 05/17/2030	111,000	111,959
Novartis Capital Corp.
4.00%, 09/18/2031	50,000	49,820
Organon & Co./Organon Foreign Debt Co- Issuer BV
5.13%, 04/30/2031 (A)	200,000	181,631
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/2033	58,000	58,584
5.11%, 05/19/2043	39,000	37,480
Pfizer, Inc.
3.88%, 11/15/2027	59,000	59,198
Teva Pharmaceutical Finance Netherlands III BV
7.88%, 09/15/2029	200,000	219,195
		3,117,316
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development - 1.2%
Aldar Investment Properties Sukuk Ltd.
5.25%, 03/25/2035 (B)	$ 200,000	$ 200,793
CBRE Services, Inc.
4.90%, 01/15/2033	36,000	36,141
Corp. Inmobiliaria Vesta SAB de CV
5.50%, 01/30/2033 (A)	200,000	199,380
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/2028 (A)	275,000	276,722
Elect Global Investments Ltd.
4.85%, 03/02/2026 (B)(D)	200,000	155,685
Fixed until 09/11/2030 (D), 7.20% (B)(C)	200,000	211,484
GLP China Holdings Ltd.
2.95%, 03/29/2026 (B)	300,000	297,487
GLP Pte. Ltd.
Fixed until 06/29/2027 (D), 4.60% (B)(C)	240,000	168,011
9.75%, 05/20/2028 (B)	260,000	265,895
Greystar Real Estate Partners LLC
7.75%, 09/01/2030 (A)	190,000	200,524
Kawasan Industri Jababeka Tbk. PT
8.50% (I), 12/15/2027 (B)	100,000	99,750
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	286,000	279,866
Longfor Group Holdings Ltd.
3.38%, 04/13/2027 (B)	250,000	238,404
NWD MTN Ltd.
8.63%, 02/08/2028 (B)	350,000	341,200
Yanlord Land HK Co. Ltd.
5.13%, 05/20/2026 (B)	320,000	319,861
		3,291,203
Semiconductors & Semiconductor Equipment - 0.4%
Amkor Technology, Inc.
5.88%, 10/01/2033 (A)	135,000	137,579
Applied Materials, Inc.
4.60%, 01/15/2036	39,000	38,361
Broadcom, Inc.
2.45%, 02/15/2031	195,000	178,456
3.19%, 11/15/2036 (A)	39,000	33,051
4.90%, 07/15/2032	46,000	46,940
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	200,000	206,733
Intel Corp.
4.15%, 08/05/2032	46,000	44,604
QUALCOMM, Inc.
4.75%, 05/20/2032	35,000	35,681
SK Hynix, Inc.
2.38%, 01/19/2031 (B)	400,000	365,022
Texas Instruments, Inc.
4.60%, 02/15/2028	159,000	161,476
		1,247,903
Software - 0.4%
Adobe, Inc.
4.75%, 01/17/2028	65,000	66,260
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Capstone Borrower, Inc.
8.00%, 06/15/2030 (A)	$ 166,000	$ 154,331
Cloud Software Group, Inc.
6.50%, 03/31/2029 (A)	406,000	403,470
6.63%, 08/15/2033 (A)(F)	85,000	81,480
Open Text Corp.
3.88%, 12/01/2029 (A)	200,000	185,636
Oracle Corp.
2.30%, 03/25/2028	86,000	82,154
4.45%, 09/26/2030	51,000	49,781
5.50%, 08/03/2035	48,000	46,797
6.50%, 04/15/2038	36,000	36,841
Rackspace Finance LLC
3.50%, 05/15/2028 (A)	401,300	104,338
Roper Technologies, Inc.
4.25%, 09/15/2028	38,000	38,215
		1,249,303
Transportation Infrastructure - 0.4%
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	135,000	119,850
CSX Corp.
3.25%, 06/01/2027	66,000	65,506
Federal Express Corp. Pass-Through Trust
1.88%, 08/20/2035	30,771	26,933
FedEx Freight Holding Co., Inc.
4.30%, 03/15/2029 (A)	44,000	44,050
GXO Logistics, Inc.
6.25%, 05/06/2029	45,000	47,468
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.25%, 02/01/2030 (A)	87,000	89,617
5.35%, 03/30/2029 (A)	23,000	23,685
6.05%, 08/01/2028 (A)	75,000	78,160
6.20%, 06/15/2030 (A)	103,000	109,798
Star Leasing Co. LLC
7.63%, 02/15/2030 (A)	248,000	237,335
Stonepeak Nile Parent LLC
7.25%, 03/15/2032 (A)	274,000	289,452
		1,131,854
Total Corporate Debt Securities (Cost $135,573,294)		137,133,844
LOAN ASSIGNMENTS - 15.9%
Aerospace & Defense - 0.1%
Phoenix Aviation Capital LLC Term Loan B, 3-Month Term SOFR + 3.25%, 7.11% (C), 10/28/2030	218,136	215,818
TransDigm, Inc. Term Loan M, 1-Month Term SOFR + 2.50%, 6.22% (C), 08/19/2032	164,300	164,178
		379,996
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Automobile Components - 0.3%
American Axle & Manufacturing, Inc. Term Loan C, TBD, 02/24/2032 (G)(J)	$ 262,003	$ 262,439
Clarios Global LP Term Loan B, 1-Month Term SOFR + 2.75%, 6.47% (C), 01/28/2032	306,151	306,343
First Brands Group LLC
Term Loan, 3-Month Term SOFR + 5.00%, 10.81% (C), 03/30/2027 (K)(L)	81,715	204
Term Loan B, 1-Month Term SOFR + 7.00%, 10.69% (C), 06/29/2026 (K)(L)	236,126	2,361

IXS Holdings, Inc. Repriced Term Loan B, 3-Month Term SOFR + 5.50%, 9.22% (C), 09/05/2029	208,950	208,689
		780,036
Banks - 0.1%
Ascensus Group Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 6.72% (C), 11/24/2032	272,872	271,508
Chrysaor Bidco SARL Term Loan B, 3-Month Term SOFR + 3.25%, 7.14% (C), 10/30/2031	99,423	99,609
		371,117
Beverages - 0.1%
Pegasus BidCo BV Repriced Term Loan B, 3-Month Term SOFR + 2.75%, 6.60% (C), 07/12/2029	314,009	314,009
Biotechnology - 0.0% *
BioMarin Pharmaceutical, Inc. Term Loan B, TBD, 01/28/2033 (G)(J)	89,184	89,240
Building Products - 0.3%
Chamberlain Group, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 6.47% (C), 09/08/2032 (G)	99,669	99,509
Groundworks LLC Term Loan, 1-Month Term SOFR + 3.00%, 6.73% (C), 03/14/2031	177,844	178,362
Icebox Holdco III, Inc. 1st Lien Term Loan, 3-Month Term SOFR + 3.25%, 6.92% (C), 12/22/2031	142,811	143,049
Potters Industries LLC Repriced Term Loan B, 1-Month Term SOFR + 2.50%, 6.17% (C), 12/23/2032	58,485	58,467
	Principal	Value
LOAN ASSIGNMENTS (continued)
Building Products (continued)
Quikrete Holdings, Inc.
Term Loan B, 1-Month Term SOFR + 2.25%, 5.97% (C), 02/10/2032	$ 55,891	$ 55,831
Term Loan B1, 1-Month Term SOFR + 2.25%, 5.97% (C), 04/14/2031	204,376	204,347
		739,565
Capital Markets - 0.2%
Dragon Buyer, Inc. Term Loan B, 3-Month Term SOFR + 2.75%, 6.42% (C), 09/30/2031	248,285	245,305
NEXUS Buyer LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.22% (C), 07/31/2031	336,154	327,211
		572,516
Chemicals - 0.1%
Nouryon Finance BV Term Loan B1, 6-Month Term SOFR + 3.25%, 7.04% (C), 04/03/2028	197,981	197,569
Commercial Services & Supplies - 2.8%
Action Environmental Group, Inc. Term Loan B, 3-Month Term SOFR + 3.00%, 6.92% (C), 10/24/2030	408,736	407,203
Allied Universal Holdco LLC Term Loan B, 1-Month Term SOFR + 3.25%, 6.97% (C), 08/20/2032	360,609	360,568
Avis Budget Car Rental LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.22% (C), 07/16/2032	321,458	320,655
Belron Finance LLC Repriced Term Loan B, 3-Month Term SOFR + 2.25%, 6.12% (C), 10/16/2031	113,241	113,383
Camelot U.S. Acquisition LLC Term Loan B, 1-Month Term SOFR + 2.75%, 6.47% (C), 01/31/2031	250,000	233,125
Crash Champions LLC Term Loan B, 3-Month Term SOFR + 4.75%, 8.57% (C), 02/23/2029	357,089	331,894
Creative Artists Agency LLC Repriced Term Loan B, 1-Month Term SOFR + 2.50%, 6.22% (C), 10/01/2031	406,078	404,555
Fleet Midco I Ltd. 1st Lien Term Loan B, 6-Month Term SOFR + 2.50%, 6.54% (C), 02/21/2031	108,531	108,667
Garda World Security Corp. Term Loan B, 3-Month Term SOFR + 2.75%, 6.42% (C), 02/01/2029	234,419	233,540
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
GFL Environmental, Inc. Term Loan B, 3-Month Term SOFR + 2.50%, 6.27% (C), 03/03/2032	$ 367,907	$ 367,447
Groupe Solmax, Inc. Term Loan, 1-Month Term SOFR + 4.75%, 3-Month Term SOFR + 4.75%, 8.58% (C), 05/29/2028	204,562	172,727
Herc Holdings, Inc. Repriced Term Loan B, 5.52% (C), 06/02/2032	39,611	39,701
Hertz Corp. Term Loan B, 1-Month Term SOFR + 3.75%, 7.47% (C), 06/30/2028	359,830	304,057
Homeserve USA Holding Corp. Term Loan B, 1-Month Term SOFR + 2.00%, 5.73% (C), 10/21/2030	198,485	197,554
ION Platform Finance U.S., Inc. Term Loan, 3-Month Term SOFR + 3.75%, 7.42% (C), 10/07/2032	341,080	305,054
KUEHG Corp. Term Loan, 3-Month Term SOFR + 2.75%, 6.42% (C), 06/12/2030	147,501	138,614
Madison IAQ LLC Repriced Term Loan, 6-Month Term SOFR + 2.75%, 6.64% (C), 11/08/2032	177,254	177,291
Mavis Tire Express Services Corp. Repriced Term Loan, 1-Month Term SOFR + 3.00%, 6.72% (C), 05/04/2028	382,757	382,040
Moneygram International, Inc. Term Loan B, 1-Month Term SOFR + 4.75%, 8.51% (C), 06/03/2030	318,010	187,626
Parexel International Corp. Repriced Term Loan B, 1-Month Term SOFR + 2.75%, 6.47% (C), 12/12/2031	308,370	307,908
PG Investment Co. 59 SARL Repriced Term Loan B, 3-Month Term SOFR + 2.25%, 5.92% (C), 03/26/2031	248,747	248,591
Prometric Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.75%, 7.47% (C), 06/25/2032 (G)	255,834	255,194
Reworld Holding Corp.
1st Lien Term Loan B, 1-Month Term SOFR + 2.25%, 5.98% (C), 01/15/2031	146,225	146,408
1st Lien Term Loan C, 5.93% (C), 01/15/2031 (G)	20,942	20,880
Term Loan B1, 1-Month Term SOFR + 2.25%, 5.93% (C), 01/15/2031 (G)	128,871	128,791

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)

Ryan LLC Term Loan, 1-Month Term SOFR + 3.50%, 7.22% (C), 11/05/2032	$ 379,022	$ 376,021
Shift4 Payments LLC Repriced Term Loan B, 3-Month Term SOFR + 2.00%, 5.65% (C), 07/03/2032	37,430	37,607
Spring Education Group, Inc. Term Loan, 3-Month Term SOFR + 3.25%, 6.92% (C), 10/04/2030	235,912	235,617
Tidal Waste & Recycling Holdings LLC Term Loan B, 3-Month Term SOFR + 2.75%, 6.42% (C), 10/24/2031	258,050	258,480
United Talent Agency LLC Repriced Term Loan B, 1-Month Term SOFR + 3.00%, 6.75% (C), 06/10/2032	231,150	231,150
Veritiv Corp. Term Loan B, 3-Month Term SOFR + 4.00%, 7.67% (C), 12/02/2030	205,981	200,230
VM Consolidated, Inc. Term Loan, 1-Month Term SOFR + 2.00%, 5.72% (C), 10/01/2032	124,490	124,905
Wand NewCo 3, Inc. Repriced Term Loan B, 1-Month Term SOFR + 2.50%, 6.22% (C), 01/30/2031	194,292	193,968
XPLOR T1 LLC Term Loan, 3-Month Term SOFR + 3.50%, 7.29% (C), 12/01/2032	320,658	313,443
		7,864,894
Communications Equipment - 0.4%
Altice Financing SA Term Loan, 3-Month Term SOFR + 5.00%, 8.90% (C), 10/31/2027	355,798	269,517
Connect Finco SARL Term Loan B, 1-Month Term SOFR + 4.50%, 8.22% (C), 09/27/2029	200,416	199,498
ViaSat, Inc. Term Loan, 1-Month Term SOFR + 4.50%, 8.33% (C), 03/02/2029	327,499	326,271
Zayo Group Holdings, Inc. Term Loan, PIK Rate 0.50%, Cash Rate 0.00%, 03/11/2030 (H)	272,398	260,821
		1,056,107
Construction & Engineering - 0.4%
Azuria Water Solutions, Inc. Term Loan B, TBD, 01/27/2033 (G)(J)	356,281	356,281
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Construction & Engineering (continued)
Brown Group Holding LLC Term Loan B2, 1-Month Term SOFR + 2.50%, 3-Month Term SOFR + 2.50%, 6.47% (C), 07/01/2031	$ 130,143	$ 130,078
Construction Partners, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.22% (C), 11/03/2031	183,270	183,498
Green Infrastructure Partners, Inc. Term Loan B, 3-Month Term SOFR + 2.75%, 6.42% (C), 09/24/2032	114,653	114,510
Osmose Utilities Services, Inc. Term Loan, 1-Month Term SOFR + 3.25%, 7.08% (C), 06/23/2028	208,151	202,080
Tecta America Corp. Repriced Term Loan B, 1-Month Term SOFR + 2.75%, 6.47% (C), 02/18/2032	54,113	54,249
		1,040,696
Consumer Staples Distribution & Retail - 1.4%
BCPE Grill Parent Term Loan B, 1-Month Term SOFR + 4.75%, 8.47% (C), 09/30/2030	280,370	262,380
Boots Group Bidco Ltd. Term Loan, 3-Month Term SOFR + 3.50%, 7.21% (C), 08/30/2032	200,000	200,500
Dave & Buster's, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 7.13% (C), 06/29/2029	294,898	273,764
EG America LLC
Repriced Term Loan, 3-Month Term SOFR + 3.50%, 7.32% (C), 02/07/2028	278,256	278,169
Term Loan B, TBD, 01/30/2031 (G)(J)	255,565	255,245

Gulfside Supply, Inc. Term Loan B, 3-Month Term SOFR + 3.00%, 6.67% (C), 06/17/2031	205,209	198,710
LBM Acquisition LLC Term Loan B, 1-Month Term SOFR + 3.75%, 7.58% (C), 06/06/2031	316,027	303,238
Les Schwab Tire Centers Term Loan B, 1-Month Term SOFR + 2.50%, 6.17% (C), 04/23/2031	65,783	65,742
Park River Holdings, Inc. Term Loan, 3-Month Term SOFR + 4.50%, 8.49% (C), 03/15/2031	195,051	195,721
	Principal	Value
LOAN ASSIGNMENTS (continued)
Consumer Staples Distribution & Retail (continued)
Peer Holding III BV
Term Loan B, 3-Month Term SOFR + 2.25%, 5.92% (C), 09/29/2032	$ 118,721	$ 118,524
Term Loan B5B, 3-Month Term SOFR + 2.50%, 6.17% (C), 07/01/2031	171,360	171,146
Petco Health & Wellness Co., Inc.
Term Loan B, 7.92% (C), 01/22/2031 (G)	344,309	336,670
Term Loan B, 3-Month Term SOFR + 3.25%, 7.18% (C), 03/03/2028	346,101	344,899

PetSmart, Inc. Term Loan B, 1-Month Term SOFR + 4.00%, 7.73% (C), 08/18/2032	196,565	195,746
QXO, Inc. Term Loan B, 1-Month Term SOFR + 2.00%, 5.72% (C), 04/30/2032	150,568	150,739
Specialty Building Products Holdings LLC Term Loan B, 1-Month Term SOFR + 3.75%, 7.57% (C), 10/16/2028	334,619	316,005
Whatabrands LLC 1st Lien Term Loan B, 1-Month Term SOFR + 2.50%, 6.22% (C), 08/03/2028	204,706	204,312
White Cap Buyer LLC Term Loan B, 1-Month Term SOFR + 3.25%, 6.97% (C), 10/19/2029	173,246	172,515
		4,044,025
Containers & Packaging - 0.5%
Berlin Packaging LLC Term Loan B7, 3-Month Term SOFR + 3.25%, 6.92% (C), 06/07/2031	163,765	163,488
Charter NEX U.S., Inc. Repriced Term Loan B, 1-Month Term SOFR + 2.50%, 6.50% (C), 11/29/2030	156,910	156,910
Clydesdale Acquisition Holdings, Inc.
Term Loan B, 1-Month Term SOFR + 3.18%, 6.89% (C), 04/13/2029	198,538	197,435
Term Loan B, 1-Month Term SOFR + 3.25%, 6.97% (C), 04/01/2032	90,692	90,115

Graham Packaging Co., Inc. Term Loan B, 5.93% (C), 01/14/2033 (G)	133,459	133,197
IRIS Holdings, Inc. Term Loan, 3-Month Term SOFR + 4.75%, 8.69% (C), 06/28/2028	281,998	272,524
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)

SupplyOne, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 7.22% (C), 04/21/2031	$ 267,869	$ 268,070
Trident TPI Holdings, Inc. Term Loan B7, 3-Month Term SOFR + 3.75%, 7.42% (C), 09/15/2028	263,007	247,264
		1,529,003
Distributors - 0.6%
Gloves Buyer, Inc. Term Loan, 1-Month Term SOFR + 4.00%, 7.72% (C), 05/21/2032	276,781	274,636
Highline Aftermarket Acquisition LLC Term Loan B, 3-Month Term SOFR + 3.50%, 7.32% (C), 02/19/2030	222,438	222,438
Openlane, Inc. Term Loan B, 3-Month Term SOFR + 2.50%, 6.37% (C), 10/08/2032	225,000	224,859
PAI Holdco, Inc. Term Loan B, 3-Month Term SOFR + 3.75%, 7.83% (C), 10/28/2027	202,759	175,387
RelaDyne, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 7.22% (C), 12/23/2030	424,483	420,238
Windsor Holdings III LLC Term Loan B, 1-Month Term SOFR + 2.75%, 6.47% (C), 08/01/2030	247,500	247,809
		1,565,367
Electric Utilities - 0.1%
Alpha Generation LLC Term Loan B, 1-Month Term SOFR + 2.00%, 5.72% (C), 09/30/2031	196,021	195,629
Electronic Equipment, Instruments & Components - 0.2%
LSF12 Crown U.S. Commercial Bidco LLC Term Loan B, 1-Month Term SOFR + 3.00%, 6.68% (C), 12/02/2031	253,196	252,985
Pinnacle Buyer LLC Term Loan, 3-Month Term SOFR + 2.50%, 6.49% (C), 10/01/2032	83,933	83,881
Resilience Parent LLC 1st Lien Term Loan, TBD, 01/21/2033 (G)(J)	179,970	179,745
		516,611
	Principal	Value
LOAN ASSIGNMENTS (continued)
Energy Equipment & Services - 0.1%
Deep Blue Operating I LLC Term Loan, 1-Month Term SOFR + 2.75%, 6.59% (C), 10/01/2032	$ 119,181	$ 119,329
Goodnight Water Solutions LLC Term Loan B, 1-Month Term SOFR + 4.00%, 7.72% (C), 06/04/2029	197,883	195,905
		315,234
Financial Services - 0.7%
Advisor Group, Inc. Term Loan, 6-Month Term SOFR + 3.00%, 6.60% (C), 07/30/2032	193,226	191,454
Apex Group Treasury LLC Term Loan B, 3-Month Term SOFR + 3.50%, 7.39% (C), 02/27/2032	400,293	372,072
CFC Bidco Ltd. Term Loan B, 3-Month Term SOFR + 3.50%, 7.74% (C), 07/01/2032	248,075	235,671
Citco Funding LLC Term Loan B, 5.66% (C), 01/21/2033 (G)	44,391	44,336
Focus Financial Partners LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.22% (C), 09/15/2031	355,070	352,703
HighTower Holdings LLC 1st Lien Term Loan B, 3-Month Term SOFR + 2.75%, 6.65% (C), 02/03/2032	235,839	234,955
IMC Financing LLC Term Loan B, 1-Month Term SOFR + 3.00%, 7.23% (C), 06/18/2032	114,612	115,185
Jump Financial LLC 1st Lien Term Loan B, 3-Month Term SOFR + 3.50%, 7.17% (C), 02/26/2032	274,229	272,858
Orion U.S. Finco, Inc. 1st Lien Term Loan, 3-Month Term SOFR + 3.50%, 7.43% (C), 10/08/2032	159,017	158,938
		1,978,172
Food Products - 0.2%
Froneri Lux Finco SARL Term Loan B6, 3-Month Term SOFR + 2.25%, 6.44% (C), 09/30/2032	171,118	170,557
Upfield BV Term Loan B12, 6-Month Term SOFR + 3.75%, 8.30% (C), 12/31/2027	269,530	267,284
		437,841
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP Term Loan B, 1-Month Term SOFR + 1.75%, 5.47% (C), 10/23/2030	$ 236,548	$ 236,794
Health Care Providers & Services - 0.6%
Bella Holding Co. LLC Term Loan, 1-Month Term SOFR + 3.00%, 6.72% (C), 05/10/2028	357,982	357,832
Charlotte Buyer, Inc. Repriced Term Loan B, 1-Month Term SOFR + 4.25%, 8.01% (C), 02/11/2028	272,250	265,395
LifePoint Health, Inc. 1st Lien Term Loan B, 3-Month Term SOFR + 3.75%, 7.65% (C), 05/19/2031	411,671	411,092
Outcomes Group Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 6.72% (C), 05/06/2031	183,189	183,418
Sotera Health Holdings LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.34% (C), 05/30/2031	378,071	378,780
		1,596,517
Hotels, Restaurants & Leisure - 0.9%
Aimbridge Acquisition Co., Inc.
1st Lien Term Loan, PIK Rate 6.00%, Cash Rate 0.00%, 03/11/2030 (H)	15,181	15,029
Term Loan, 1-Month Term SOFR + 5.50%, 9.35% (C), 03/11/2030	27,359	27,085

EOC Borrower LLC Term Loan B, 1-Month Term SOFR + 2.75%, 6.72% (C), 03/24/2032	313,016	313,016
GBT U.S. III LLC Term Loan B, 3-Month Term SOFR + 2.00%, 5.67% (C), 07/25/2031	248,120	246,466
Herschend Entertainment Co. LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.17% (C), 05/27/2032 (G)	165,591	165,591
Ontario Gaming GTA LP Term Loan B, 3-Month Term SOFR + 4.25%, 7.92% (C), 08/01/2030	235,412	219,448
Recess Holdings, Inc. Repriced Term Loan, 3-Month Term SOFR + 3.75%, 7.62% (C), 02/20/2030	298,677	299,144
SeaWorld Parks & Entertainment, Inc. Term Loan B3, 1-Month Term SOFR + 2.00%, 5.72% (C), 12/04/2031	157,372	156,487
	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)

Showtime Acquisition LLC 1st Lien Term Loan, 3-Month Term SOFR + 4.75%, 8.63% (C), 08/16/2031	$ 261,188	$ 258,576
TKO Worldwide Holdings LLC Term Loan, 3-Month Term SOFR + 2.00%, 5.87% (C), 11/21/2031	87,251	87,325
Travel & Leisure Co. Repriced Term Loan, 3-Month Term SOFR + 2.00%, 5.74% (C), 12/14/2029	259,774	259,774
Turquoise Topco Ltd. Term Loan B, Prime Rate + 2.25%, 9.00% (C), 12/30/2032	238,855	238,109
Voyager Parent LLC Repriced Term Loan B, 3-Month Term SOFR + 4.25%, 7.91% (C), 07/01/2032	324,116	323,610
		2,609,660
Household Durables - 0.2%
AI Aqua Merger Sub, Inc. 1st Lien Term Loan B, 3-Month Term SOFR + 3.00%, 6.85% (C), 07/31/2028	315,759	315,508
Weber-Stephen Products LLC Term Loan B, 3-Month Term SOFR + 3.75%, 7.74% (C), 10/01/2032	191,155	190,757
		506,265
Insurance - 0.9%
Acrisure LLC Term Loan B, 1-Month Term SOFR + 3.25%, 6.97% (C), 06/21/2032	134,567	134,398
Alliant Holdings Intermediate LLC Term Loan B, 1-Month Term SOFR + 2.50%, 6.22% (C), 09/19/2031	204,631	203,838
AmWINS Group, Inc. Term Loan B, 1-Month Term SOFR + 2.00%, 5.67% (C), 01/30/2032	230,003	229,417
Asurion LLC
2nd Lien Term Loan B4, 1-Month Term SOFR + 5.25%, 9.08% (C), 01/20/2029	139,561	139,358
Term Loan B11, 1-Month Term SOFR + 4.25%, 8.07% (C), 08/19/2028	303,753	303,848
Term Loan B13, 1-Month Term SOFR + 4.25%, 7.97% (C), 09/19/2030	174,125	174,488

Broadstreet Partners, Inc. Term Loan B4, 1-Month Term SOFR + 2.50%, 6.47% (C), 06/13/2031 (G)	314,652	313,079
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Insurance (continued)

Howden Group Holdings Ltd. Term Loan B, 1-Month Term SOFR + 2.75%, 6.47% (C), 02/15/2031	$ 313,882	$ 313,069
HUB International Ltd. Term Loan B, 3-Month Term SOFR + 2.25%, 6.12% (C), 06/20/2030	250,021	249,817
Hyperion Insurance Group Ltd. Term Loan B, 1-Month Term SOFR + 2.75%, 6.49% (C), 04/18/2030	48,916	48,941
Sedgwick Claims Management Services, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.22% (C), 07/31/2031	236,077	234,897
Truist Insurance Holdings LLC Term Loan B, 3-Month Term SOFR + 2.75%, 6.42% (C), 05/06/2031	216,986	215,901
		2,561,051
Internet & Catalog Retail - 0.2%
CNT Holdings I Corp. Term Loan, 3-Month Term SOFR + 2.50%, 6.09% (C), 11/08/2032	264,534	263,762
Proofpoint, Inc. Repriced Term Loan, 3-Month Term SOFR + 3.00%, 6.67% (C), 08/31/2028	235,344	231,166
PUG LLC Term Loan B, 1-Month Term SOFR + 4.75%, 8.47% (C), 03/15/2030	202,698	201,622
		696,550
IT Services - 0.6%
Ahead DB Holdings LLC Term Loan B4, 3-Month Term SOFR + 2.50%, 6.17% (C), 02/03/2031	192,746	189,373
Amentum Government Services Holdings LLC Term Loan B, 1-Month Term SOFR + 2.00%, 5.72% (C), 09/29/2031	146,195	146,232
Fortress Intermediate 3, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 6.78% (C), 06/27/2031	298,498	289,543
Nielsen Consumer, Inc. 1st Lien Term Loan, 1-Month Term SOFR + 2.25%, 5.97% (C), 10/31/2030	283,741	282,322
Peraton Corp. Term Loan B, 3-Month Term SOFR + 3.75%, 7.69% (C), 02/01/2028	260,036	239,883
	Principal	Value
LOAN ASSIGNMENTS (continued)
IT Services (continued)
Trio Bidco, Inc. Term Loan B, 3-Month Term SOFR + 4.00%, 7.67% (C), 10/29/2032	$ 173,652	$ 171,482
Verifone Systems, Inc. Term Loan, 3-Month Term SOFR + 5.25%, 9.35% (C), 08/18/2028	331,999	304,443
		1,623,278
Machinery - 0.4%
CD&R Hydra Buyer, Inc. Term Loan B, 1-Month Term SOFR + 4.00%, 7.82% (C), 03/25/2031 (G)	334,022	332,853
DXP Enterprises, Inc. Repriced Term Loan B, 3-Month Term SOFR + 3.25%, 6.97% (C), 10/11/2030	46,322	46,572
TK Elevator Midco GmbH Term Loan B, 6-Month Term SOFR + 2.75%, 6.95% (C), 04/30/2030	313,760	314,153
Victory Buyer LLC Term Loan, 1-Month Term SOFR + 3.75%, 7.58% (C), 11/19/2028	282,069	283,215
WEC U.S. Holdings Ltd. Term Loan, 1-Month Term SOFR + 2.00%, 5.87% (C), 01/27/2031	291,318	290,832
		1,267,625
Media - 0.6%
Coral-U.S. Co-Borrower LLC Term Loan B7, 3-Month Term SOFR + 3.25%, 7.15% (C), 01/31/2032	260,000	252,200
Neptune Bidco U.S., Inc.
Term Loan B, 8.66% (C), 01/28/2033 (G)	358,947	355,357
Term Loan B, 3-Month Term SOFR + 5.00%, 9.01% (C), 04/11/2029	461,134	452,488

Sunrise Financing Partnership Term Loan AAA, 6-Month Term SOFR + 2.50%, 6.69% (C), 02/15/2032	146,624	146,048
Virgin Media Bristol LLC Term Loan Y, 6-Month Term SOFR + 3.18%, 7.05% (C), 03/31/2031	426,000	417,658
		1,623,751
Metals & Mining - 0.0% *
Atlas Sand Co. LLC Term Loan, 5.00% (M), 01/31/2026 (N)(O)	120,510	120,028
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Mortgage Real Estate Investment Trusts - 0.2%
Apollo Commercial Real Estate Finance, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 6.99% (C), 06/13/2030	$ 233,130	$ 233,421
Blackstone Mortgage Trust, Inc.
Repriced Term Loan, 1-Month Term SOFR + 2.50%, 6.17% (C), 12/10/2030	177,013	176,570
Term Loan B, 1-Month Term SOFR + 2.50%, 6.17% (C), 12/20/2032	92,827	92,653

KREF Holdings X LLC Term Loan, 1-Month Term SOFR + 2.50%, 6.25% (C), 03/05/2032	178,390	178,390
		681,034
Oil, Gas & Consumable Fuels - 0.1%
M6 ETX Holdings II Midco LLC 1st Lien Term Loan B, 1-Month Term SOFR + 2.50%, 6.22% (C), 04/01/2032	292,313	292,861
Passenger Airlines - 0.4%
American Airlines, Inc.
1st Lien Term Loan, 6-Month Term SOFR + 2.25%, 5.95% (C), 06/04/2029	55,409	55,305
1st Lien Term Loan B, 6-Month Term SOFR + 2.25%, 6.00% (C), 02/15/2028	156,768	156,327
Term Loan, 3-Month Term SOFR + 2.25%, 6.13% (C), 04/20/2028	73,146	73,000
Term Loan B, 3-Month Term SOFR + 3.25%, 7.13% (C), 05/28/2032	182,733	182,999

United Airlines, Inc. 1st Lien Term Loan B, 1-Month Term SOFR + 2.00%, 5.73% (C), 02/22/2031	208,054	207,881
WestJet Loyalty LP Term Loan B, 3-Month Term SOFR + 2.75%, 6.92% (C), 02/14/2031	414,118	411,271
		1,086,783
Personal Care Products - 0.1%
Opal Bidco SAS Term Loan B4, 3-Month Term SOFR + 3.00%, 6.69% (C), 04/28/2032	191,326	191,415
	Principal	Value
LOAN ASSIGNMENTS (continued)
Pharmaceuticals - 0.1%
Amneal Pharmaceuticals LLC Term Loan B, 1-Month Term SOFR + 3.50%, 7.22% (C), 08/01/2032	$ 145,903	$ 146,267
Covetrus, Inc. Term Loan, 3-Month Term SOFR + 5.00%, 8.67% (C), 10/13/2029	267,399	255,868
		402,135
Real Estate Management & Development - 0.3%
CoreLogic, Inc. Term Loan, 1-Month Term SOFR + 3.50%, 7.33% (C), 06/02/2028	246,909	245,674
Cushman & Wakefield U.S. Borrower LLC
Term Loan, 1-Month Term SOFR + 2.50%, 6.22% (C), 01/31/2030	86,644	86,861
Term Loan B3, 1-Month Term SOFR + 2.75%, 6.47% (C), 01/31/2030	137,219	137,820

Greystar Real Estate Partners LLC Term Loan B, 3-Month Term SOFR + 2.50%, 6.32% (C), 08/21/2030	297,748	298,492
		768,847
Software - 1.0%
Athenahealth Group, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 6.47% (C), 02/15/2029	458,033	451,277
Boxer Parent Co., Inc.
2nd Lien Term Loan, 3-Month Term SOFR + 5.75%, 9.47% (C), 07/30/2032	75,000	69,875
Term Loan B, 3-Month Term SOFR + 3.00%, 6.82% (C), 07/30/2031	199,267	189,802

Clearwater Analytics LLC Term Loan B, 1-Month Term SOFR + 2.00%, 6.21% (C), 04/21/2032	54,864	54,693
Cloud Software Group, Inc.
Term Loan B, 3-Month Term SOFR + 3.25%, 6.92% (C), 03/21/2031	262,820	254,147
Term Loan B, 3-Month Term SOFR + 3.25%, 6.92% (C), 08/13/2032	70,317	67,856

Corel Corp. Term Loan, 3-Month Term SOFR + 5.00%, 8.92% (C), 07/02/2026	154,075	141,749
Cotiviti Corp. Term Loan, 1-Month Term SOFR + 2.75%, 6.62% (C), 05/01/2031	236,456	217,934
PointClickCare Technologies, Inc. Term Loan B, 3-Month Term SOFR + 2.75%, 6.42% (C), 11/03/2031	59,307	58,887
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
Project Alpha Intermediate Holding, Inc.
1st Lien Term Loan B, 3-Month Term SOFR + 3.25%, 6.92% (C), 10/26/2030	$ 250,980	$ 230,651
2nd Lien Term Loan, 3-Month Term SOFR + 5.00%, 8.67% (C), 05/09/2033	45,004	34,803

Project Boost Purchaser LLC Refinancing Term Loan, 3-Month Term SOFR + 2.75%, 6.42% (C), 07/16/2031	315,986	309,271
Rackspace Finance LLC 1st Lien Term Loan, 1-Month Term SOFR + 2.75%, 6.61% (C), 05/15/2028	248,050	65,113
RealPage, Inc.
1st Lien Term Loan, 3-Month Term SOFR + 3.00%, 6.93% (C), 04/24/2028	152,120	149,696
Term Loan, 3-Month Term SOFR + 3.75%, 7.42% (C), 04/24/2028	77,655	76,850

Storable Intermediate Holdings LLC Term Loan B, 1-Month Term SOFR + 3.25%, 6.97% (C), 04/16/2031	263,082	256,505
UKG, Inc. Term Loan B, 3-Month Term SOFR + 2.50%, 6.34% (C), 02/10/2031	168,525	163,445
VS Buyer LLC Term Loan B, 3-Month Term SOFR + 2.25%, 6.09% (C), 04/12/2031	129,613	127,021
		2,919,575
Textiles, Apparel & Luxury Goods - 0.3%
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B, 1-Month Term SOFR + 2.25%, 5.97% (C), 12/21/2028	244,028	243,656
Beach Acquisition Bidco LLC Term Loan B, 3-Month Term SOFR + 3.25%, 6.92% (C), 09/12/2032	160,207	160,607
Varsity Brands, Inc. 1st Lien Term Loan, 3-Month Term SOFR + 3.00%, 6.67% (C), 08/26/2031	404,938	404,128
		808,391
Transportation Infrastructure - 0.3%
Forward Air Corp. Term Loan B, 3-Month Term SOFR + 4.50%, 8.34% (C), 12/19/2030	210,117	209,066
PODS LLC Term Loan B, 1-Month Term SOFR + 3.00%, 6.83% (C), 03/31/2028	332,654	329,795
	Principal	Value
LOAN ASSIGNMENTS (continued)
Transportation Infrastructure (continued)
Stonepeak Nile Parent LLC Term Loan B, 3-Month Term SOFR + 2.25%, 6.16% (C), 04/09/2032	$ 165,029	$ 164,823
Third Coast Infrastructure LLC Repriced Term Loan B, 1-Month Term SOFR + 3.75%, 7.47% (C), 09/25/2030	285,060	285,773
		989,457
Total Loan Assignments (Cost $45,894,598)		44,969,644
U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.9%
Federal Home Loan Mortgage Corp.
2.00%, 04/01/2052	1,114,462	904,838
2.50%, 01/01/2037 - 05/01/2052	2,199,665	1,966,453
3.00%, 07/01/2052 - 09/01/2052	3,720,509	3,304,275
5.00%, 06/01/2055	1,451,885	1,452,287
5.50%, 08/01/2053 - 10/01/2055	5,736,668	5,820,907
6.00%, 02/01/2054	672,888	690,682
Federal National Mortgage Association
2.50%, 04/01/2037 - 07/01/2052	8,445,479	7,305,612
4.50%, 05/01/2053 - 07/01/2053	2,817,464	2,768,174
5.00%, 03/01/2054 - 12/01/2055	2,636,216	2,637,928
5.50%, 09/01/2053	1,176,469	1,195,810
Government National Mortgage Association
2.50%, 07/20/2051	1,129,161	978,706
3.00%, 09/20/2051 - 02/20/2052	3,386,012	3,059,846
5.50%, 02/20/2055	1,646,109	1,667,447
Total U.S. Government Agency Obligations (Cost $32,735,701)		33,752,965
ASSET-BACKED SECURITIES - 7.3%
AGL CLO 23 Ltd.
Series 2022-23A, Class D2R, 3-Month Term SOFR + 3.65%, 7.32% (C), 04/20/2038 (A)	2,000,000	1,986,412
Allegro CLO XV Ltd.
Series 2022-1A, Class D2R, 3-Month Term SOFR + 4.00%, 7.67% (C), 04/20/2038 (A)	2,000,000	1,998,392
Bain Capital Credit CLO Ltd.
Series 2022-2A, Class D2R, 3-Month Term SOFR + 5.00%, 8.67% (C), 04/22/2035 (A)	800,000	802,334
Canyon Capital CLO Ltd.
Series 2022-2A, Class D2R, 3-Month Term SOFR + 4.00%, 7.67% (C), 04/15/2038 (A)	2,000,000	2,004,974
Dryden 87 CLO Ltd.
Series 2021-87A, Class D2R, 3-Month Term SOFR + 4.35%, 8.24% (C), 08/20/2038 (A)	1,000,000	1,004,928
Dryden 95 CLO Ltd.
Series 2021-95A, Class DR, 3-Month Term SOFR + 3.05%, 6.94% (C), 08/20/2034 (A)	2,125,000	2,120,703
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
LCM 41 Ltd.
Series 41A, Class D1R, 3-Month Term SOFR + 3.60%, 7.27% (C), 04/15/2036 (A)	$ 2,150,000	$ 2,154,072
Madison Park Funding XXXV Ltd.
Series 2019-35A, Class D2R2, 3-Month Term SOFR + 4.00%, 0.00% (C), 02/13/2039 (A)(G)	1,250,000	1,250,000
Sculptor CLO XXX Ltd.
Series 30A, Class D2R, 3-Month Term SOFR + 4.60%, 8.27% (C), 07/20/2038 (A)	3,750,000	3,715,406
Sculptor CLO XXXVI Ltd.
Series 36A, Class D2, 3-Month Term SOFR + 4.15%, 7.82% (C), 01/30/2039 (A)	1,400,000	1,400,395
Sound Point CLO 35 Ltd.
Series 2022-35A, Class D2R, 3-Month Term SOFR + 3.85%, 7.52% (C), 04/26/2038 (A)	2,300,000	2,180,556
Total Asset-Backed Securities (Cost $20,763,000)		20,618,172
FOREIGN GOVERNMENT OBLIGATIONS - 6.3%
Argentina - 0.3%
Argentina Republic Government International Bonds
4.13% (I), 07/09/2035	1,300,000	1,005,550
Bahamas - 0.5%
Bahamas Government International Bonds
8.25%, 06/24/2036 (B)	1,300,000	1,449,903
Brazil - 1.1%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2031	BRL 17,500,000	2,996,935
Canada - 0.0% *
Province of British Columbia
4.20%, 07/06/2033	$ 61,000	60,426
Chile - 0.6%
Bonos de la Tesoreria de la Republica en pesos
4.70%, 09/01/2030 (B)	CLP 1,400,000,000	1,620,567
Colombia - 0.7%
Colombia TES
11.75%, 01/24/2035	COP 7,200,000,000	1,874,244
Cote d'Ivoire - 0.5%
Ivory Coast Government International Bonds
8.08%, 04/01/2036 (B)	$ 450,000	480,683
8.25%, 01/30/2037 (B)	900,000	971,049
		1,451,732
Hungary - 0.3%
Hungary Government Bonds
7.00%, 10/24/2035	HUF 250,000,000	799,647
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
India - 0.1%
Export-Import Bank of India
5.75%, 01/12/2056 (A)	$ 200,000	$ 202,556
Japan - 0.8%
Japan Government Thirty Year Bonds
3.20%, 09/20/2055	JPY 375,000,000	2,255,573
Mexico - 1.0%
Mexico Bonos
8.00%, 02/21/2036	MXN 30,000,000	1,619,890
8.50%, 05/31/2029	20,000,000	1,162,371

Mexico Government International Bonds
5.38%, 03/22/2033	$ 200,000	196,950
		2,979,211
Mongolia - 0.1%
City of Ulaanbaatar
7.75%, 08/21/2027 (B)	200,000	205,454

Development Bank of Mongolia LLC
8.50%, 07/03/2028 (B)	200,000	207,727
		413,181
Pakistan - 0.1%
Pakistan Government International Bonds
6.00%, 04/08/2026 (B)	200,000	199,802
Sri Lanka - 0.1%
Sri Lanka Government International Bonds
3.60% (I), 06/15/2035 - 02/15/2038 (A)	325,000	300,499
Supranational - 0.1%
Africa Finance Corp.
5.55%, 10/08/2029 (A)	200,000	204,710

Asian Development Bank
1.88%, 01/24/2030	89,000	82,926

Inter-American Development Bank
4.00%, 01/12/2028	85,000	85,638
		373,274
Total Foreign Government Obligations (Cost $17,745,994)		17,983,100
U.S. GOVERNMENT OBLIGATIONS - 3.4%
U.S. Treasury - 3.4%
U.S. Treasury Bonds
4.13%, 08/15/2044	4,500,000	4,115,039
U.S. Treasury Notes
3.75%, 04/15/2028 - 08/31/2031	693,000	695,228
3.88%, 07/31/2030 - 12/31/2032	2,688,000	2,670,080
4.00%, 07/31/2032 - 11/15/2035	402,000	397,981
4.25%, 08/15/2035	142,000	142,133
4.38%, 07/31/2026 - 05/15/2034	1,266,000	1,283,452
4.50%, 05/31/2029	437,100	448,608
Total U.S. Government Obligations (Cost $10,065,338)		9,752,521
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)

	Shares	Value
PREFERRED STOCKS - 1.6%
Automobiles - 0.1%
Ford Motor Co.,
6.20%	20,778	$ 456,285
Banks - 0.4%
Customers Bancorp, Inc.,
5.38%	48,886	1,094,841
Electric Utilities - 0.3%
Xcel Energy, Inc.,
6.25%	32,250	803,025
Financial Services - 0.0% *
Corebridge Financial, Inc.,
6.38%	872	20,850
Insurance - 0.7%
Aspen Insurance Holdings Ltd.,
7.00% (F)	49,896	1,230,934
Brighthouse Financial, Inc.,
6.25%	40,000	713,600
		1,944,534
Multi-Utilities - 0.1%
Algonquin Power & Utilities Corp.,
Series 19-A, 3-Month LIBOR + 4.01%, 8.53% (C)	10,513	271,866
Total Preferred Stocks (Cost $4,681,620)		4,591,401
COMMON STOCKS - 0.0% *
Energy Equipment & Services - 0.0%
Hi Crush Remainco (L)(N)(O)(P)(Q)	78	0
Hotels, Restaurants & Leisure - 0.0% *
Aimbridge Acquisition Co., Inc. (L)	1,345	63,215
Total Common Stocks (Cost $91,405)		63,215
	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 3.7%
Money Market Fund - 3.7%
State Street Institutional U.S. Government Money Market Fund, 3.65% (R)	10,380,074	$ 10,380,074
Total Short-Term Investment Company (Cost $10,380,074)		10,380,074

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.2%
U.S. Treasury Bills
3.25% (R), 02/17/2026	$ 200,000	199,699
3.45% (R), 03/05/2026	500,000	498,448
Total Short-Term U.S. Government Obligations (Cost $698,001)		698,147

	Shares	Value
OTHER INVESTMENT COMPANY - 1.5%
Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.67% (R)	4,196,665	4,196,665
Total Other Investment Company (Cost $4,196,665)		4,196,665
Total Investments (Cost $282,825,690)		284,139,748
Net Other Assets (Liabilities) - (0.1)%		(175,069)
Net Assets - 100.0%		$ 283,964,679
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Notes	120	03/20/2026	$13,912,796	$13,698,750	$—	$(214,046)
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	02/19/2026	USD	2,521,821	JPY	383,000,000	$43,031	$—
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (S)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (T)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$137,133,844	$—	$137,133,844
Loan Assignments	—	44,849,616	120,028	44,969,644
U.S. Government Agency Obligations	—	33,752,965	—	33,752,965
Asset-Backed Securities	—	20,618,172	—	20,618,172
Foreign Government Obligations	—	17,983,100	—	17,983,100
U.S. Government Obligations	—	9,752,521	—	9,752,521
Preferred Stocks	4,591,401	—	—	4,591,401
Common Stocks	—	63,215	0	63,215
Short-Term Investment Company	10,380,074	—	—	10,380,074
Short-Term U.S. Government Obligations	—	698,147	—	698,147
Other Investment Company	4,196,665	—	—	4,196,665
Total Investments	$19,168,140	$264,851,580	$120,028	$284,139,748
Other Financial Instruments
Forward Foreign Currency Contracts (U)	$—	$43,031	$—	$43,031
Total Other Financial Instruments	$—	$43,031	$—	$43,031
LIABILITIES
Other Financial Instruments
Futures Contracts (U)	$(214,046)	$—	$—	$(214,046)
Total Other Financial Instruments	$(214,046)	$—	$—	$(214,046)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the total value of 144A securities is $86,052,189, representing 30.3% of the
Fund's net assets.

(B)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2026, the total value of the Regulation S securities is $23,311,467, representing
8.2% of the Fund's net assets.

(C)
Floating or variable rate security. The rate disclosed is as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)
Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At January 31, 2026, the value of this security is
$640,080, representing 0.2% of the Fund's net assets.

(F)
All or a portion of the security is on loan. The total value of the securities on loan is $4,374,981, collateralized by cash collateral of $4,196,665 and non-cash collateral, such as U.S. government securities of $268,840. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(G)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2026.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(H)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(I)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2026; the maturity date disclosed is the ultimate maturity date.
(J)	All or a portion of the security represents an unsettled loan commitment at January 31, 2026 where the rate will be determined at time of settlement.
(K)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2026, the value of this security is $2,565, representing 0.0% of the Fund's net assets.

(L)	Non-income producing security.
(M)	Fixed rate loan commitment at January 31, 2026.
Transamerica Funds

Transamerica Strategic Income

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(N)	Fair valued as determined in good faith in accordance with TAM's procedures. At January 31, 2026, the total value of the securities is $120,028, representing 0.0% of the Fund’s net assets.
(O)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see Notes to Schedule of Investments). At January 31, 2026,
the total value of the securities is $120,028, representing 0.0% of the Fund’s net assets.

(P)	Restricted security. At January 31, 2026, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Hi Crush Remainco	10/08/2020 - 11/02/2021	$473,091	$0	0.0%

(Q)	Security deemed worthless.
(R)	Rate disclosed reflects the yield at January 31, 2026.
(S)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(T)	Level 3 security was not considered significant to the Fund.
(U)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
BRL	Brazilian Real
CLP	Chile Peso
COP	Colombian Peso
HUF	Hungary Forint
JPY	Japanese Yen
MXN	Mexico Peso
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
JPMS	JPMorgan Securities LLC
PORTFOLIO ABBREVIATION(S):
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
PJSC	Private Joint Stock Co.
Prime Rate	Interest rate charged by banks to their most credit worthy customers
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined
Transamerica Funds

Transamerica Strategic Income

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Strategic Income (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Transamerica Funds

Transamerica Strategic Income

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds